As filed with the Securities and Exchange Commission on
             December 15    , 1995 (File No. 2-17613)

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549
                                      FORM N-1A

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933
                    Post-Effective Amendment No.    83      [ X ]

                                         and

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT
OF 1940
                               Amendment No.      [ X ]

                                       IVY FUND
                  (Exact Name of Registrant as Specified in
Charter)

                              700 South Federal Highway
                              Boca Raton, Florida  33432
                       (Address of Principal Executive Offices)

                    Registrant's Telephone Number:  (800)
777-6472

                                   Keith J. Carlson
                         Mackenzie Investment Management Inc.
                              Via Mizner Financial Plaza
                        700 South Federal Highway - Suite 300
                              Boca Raton, Florida  33432
                       (Name and Address of Agent for Service)

                                      Copies to:

                               Joseph R. Fleming, Esq.
                                Dechert Price & Rhoads
                      Ten Post Office Square, South - Suite 1230
                                  Boston, MA  02109

          [ X ]     It is proposed that this filing will become
effective
                    on    January 1, 1996     pursuant to
paragraph
                    (b)(vii) of Rule 485.

          The Registrant has elected to register an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940;
          accordingly, no fee is payable herewith.  The
Registrant filed
          its notice pursuant to Rule 24f-2 for the Registrant's most recent fiscal year ended December 31, 1994 on February
28, 1995.

          The total number of pages is __________.
          The exhibit index is on page __________.
















          THE DOCUMENTS INCLUDED IN THIS POST-EFFECTIVE AMENDMENT

          NO. 83 ARE TO BE USED CONCURRENTLY WITH AND SEPARATELY
FROM EACH
          CURRENTLY EFFECTIVE PROSPECTUS AND STATEMENT OF
ADDITIONAL
          INFORMATION FOR THE REGISTRANT.



























































                                       IVY FUND

                                CROSS REFERENCE SHEET

               Post-Effective Amendment No. 83 contains the
Prospectus and
          Statement of Additional Information to be used with Ivy
Money
          Market Fund, one of the thirteen series of Ivy Fund
(the
          "Trust").

                             Items Required by Form N-1A

          PART A:

          1    COVER PAGE:  Cover Page

          2    SYNOPSIS:  Not Applicable

          3    CONDENSED FINANCIAL INFORMATION:  Schedule of
Fees; Expense
               Data Table; The Funds' Financial Highlights

          4    GENERAL DESCRIPTION OF REGISTRANT:  Investment
Objectives
               and Policies; Investment Techniques and Risk
Factors

          5    MANAGEMENT OF THE FUND(S):  Organization of the
Fund(s);
               Investment Manager

          6    CAPITAL STOCK AND OTHER SECURITIES:  Dividends and
Taxes

          7    PURCHASE OF SECURITIES BEING OFFERED:  How to Buy
Shares;
               How Your Purchase Price is Determined; How the
Fund Value
               its Shares

          8    REDEMPTION OR REPURCHASE:  How to Redeem Shares;
Minimum
               Account Balance Requirements; Tax Identification
Number;
               Certificates; Exchange Privilege; Reinvestment
Privilege

          9    PENDING LEGAL PROCEEDINGS:  Not Applicable


          PART B:

          10   COVER PAGE:  Cover Page

          11   TABLE OF CONTENTS:  Table of Contents

          12   GENERAL INFORMATION AND HISTORY:  Investment
Objectives and
               Policies

          13   INVESTMENT OBJECTIVES AND POLICIES:  Investment
Objectives
               and Policies; Investment Restrictions; Additional
               Restrictions

          14   MANAGEMENT OF THE FUND(S):  Trustees and Officers;
               Investment Advisory and Other Services












          15   CONTROL PERSONS AND PRINCIPAL HOLDERS OF
SECURITIES:
               Trustees and Officers; Capitalization and Voting
Rights

          16   INVESTMENT ADVISORY AND OTHER SERVICES:
Investment Advisory
               and Other Services

          17   BROKERAGE ALLOCATION AND OTHER PRACTICES:
Brokerage
               Allocation; Portfolio Turnover

          18   CAPITAL STOCK AND OTHER SECURITIES:
Capitalization and
               Voting Rights

          19   PURCHASE, REDEMPTION AND PRICING OF SECURITIES
BEING
               OFFERED:  Net Asset Value; Redemptions

          20   TAX STATUS:  Taxation

          21   UNDERWRITERS:  Investment Advisory and Other
Services

          22   CALCULATION OF PERFORMANCE DATA:  Performance
Information

          23   FINANCIAL STATEMENTS:  Financial Statements











































          PROSPECTUS                                    January
1, 1996
          Ivy Money Market Fund

          Ivy Fund (the "Trust") is a registered investment company
          currently consisting of thirteen separate portfolios.
One
          portfolio of the Trust, Ivy Money Market Fund (the
"Fund"), is
          described in this Prospectus.

          This Prospectus sets forth concisely the information
about the
          Fund that a prospective investor should know before
investing and
          should be read carefully and retained for future
reference.
          Additional information about the Fund is contained in
the
          Statement of Additional Information ("SAI") for the
Fund, which
          is incorporated by reference into this Prospectus.  The
SAI,
          dated    January 1, 1996,     has been filed with the
Securities
          and Exchange Commission ("SEC") and is available upon request and without charge from the Trust at the Distributor s address and telephone number provided below.

          THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE
          SECURITIES AND EXCHANGE COMMISSION OR ANY STATE
SECURITIES
          COMMISSION NOR HAS THE SECURITIES AND EXCHANGE
COMMISSION OR ANY
          STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR
ADEQUACY
          OF THIS PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY
IS A
          CRIMINAL OFFENSE.



          BOARD OF TRUSTEES: John S. Anderegg, Jr.; Paul H.
Broyhill; Frank
          W. DeFriece, Jr.; Michael G. Landry; Michael R. Peers;
Joseph G.
          Rosenthal; Richard N. Silverman; J. Brendan Swan

          LEGAL COUNSEL: Dechert Price & Rhoads, Boston, MA

          OFFICERS: Michael G. Landry, President; Keith J.
Carlson, Vice
          President; C. William Ferris, Secretary/Treasurer;
Michael R.
          Peers, Chairman

          CUSTODIAN: Brown Brothers Harriman & Co., Boston, MA

          TRANSFER AGENT: Mackenzie Ivy Investor Services Corp.,
P.O. Box
          3022, Boca Raton, FL 33431-0922 (800) 777-6472

          AUDITORS: Coopers & Lybrand L.L.P., Ft. Lauderdale, FL

          INVESTMENT MANAGER: Ivy Management, Inc., Boca Raton,
FL

          DISTRIBUTOR: Mackenzie Ivy Funds Distribution, Inc.,
Via Mizner
          Financial Plaza; 700 South Federal Highway; Boca Raton,
FL 33432
          (800) 456-5111
















                                  Table of Contents


          Schedule of Fees
          Expense Data Table
          The Fund s Financial Highlights
          Investment Objectives and Policies
             Investment Techniques and Risk Factors
          Organization of the Fund
          Investment Manager
          Administrator
          Fund Accounting
          Custodian
          Transfer Agent
          Dividends and Taxes
          Performance Data
          How to Buy Shares
          How Your Purchase Price is Determined
          How the Fund Values its Shares
          How to Redeem Shares
          Minimum Account Balance Requirements
          Signature Guarantees
          Choosing a Distribution Option
          Tax Identification Number
          Certificates
          Exchange Privilege
          Systematic Withdrawal Plan
          Automatic Investment Method
          Consolidated Account Statements
          Retirement Plans




































          Schedule of Fees

                           SHAREHOLDER TRANSACTION EXPENSES


   Class A

and Class
                                                               B
Shares

          Maximum sales load imposed on purchases (as a
percentage
          of offering price at time of purchase)* . . . . . . . .
 . . 0.00%

          The Fund has no sales load on reinvested dividends, no deferred sales load, no redemption fees and no exchange fees.**

          * Exchanges from the Fund into any other Ivy or Mackenzie fund into which exchanges are permitted may be subject to a sales charge unless previously paid (see "Exchange
Privilege").

          **   The Fund does not assess a contingent deferred
sales charge.
               However, if the shares of another Ivy or Mackenzie
fund that
               are subject to a contingent deferred sales charge
are
               exchanged for shares of the Fund, the contingent
deferred
               sales charge may carry over to the investment in
the Fund
               and may be assessed upon redemption (see "How to
Redeem
               Shares" and "Exchange Privilege").

          EXPENSE DATA TABLE


   Class A

and Class
                                                               B
Shares

          Annual Fund Operating Expenses (as a percentage of average daily net assets):
          Management Fees After Expense Reimbursements  . . . . .
 . . 0.01%
          12b-1 Service/Distribution Fees . . . . . . . . . . . .
 . . . N/A
          Other Expenses  . . . . . . . . . . . . . . . . . . . .
 . . 0.84%
          Total Fund Operating Expenses After Expense
          Reimbursements* . . . . . . . . . . . . . . . . . . . .
 . . 0.85%

          *    Ivy Management, Inc. ("IMI") currently limits the
Fund's
               Total Fund Operating Expenses After Expense
Reimbursements
               (excluding taxes, interest, litigation and indemnification expenses and other extraordinary expenses) to an annual rate of 0.85% of the Fund's daily net assets. Without the
               expense reimbursements, Total Fund Operating
Expenses would
               have been 1.24%.


















                                       Example
                             (Class A and Class B Shares)

          You would pay the following expenses on a $1,000 investment in the Fund, assuming (1) 5% annual return and (2) redemption at the end of each time period:

          1 YEAR(1)      3 YEARS        5 YEARS        10 YEARS

             $9            $27            $47           $105


          These figures assume that the current voluntary expense limitation is in place for each of the time periods indicated.
          IMI, as investment adviser, has reserved the right to terminate or revise this expense limitation at any time, which may affect the results in years one, three, five and ten in the preceding
          Example. If the voluntary expense limitation is terminated, the
          Class A and Class B expenses for the one, three, five and ten year periods are estimated to be $13, $39, $68 and $150,
          respectively.

          The purpose of the foregoing Example is to show the various costs and expenses that an investor in the Fund will bear, directly or indirectly. The Example assumes reinvestment of all dividends and distributions and that the percentage amounts under "Total
          Fund Operating Expenses After Expense Reimbursements" remain the same each year. The assumed annual return of 5.00% is required by applicable law to be applied by all investment companies and is used for illustrative purposes only. This assumption is not a projection of future performance. The actual expenses for the
          Fund may be higher or lower than the estimates given.

          Except as set forth below, the percentages expressing
Annual Fund
          Operating Expenses are based on amounts incurred by the Fund during the fiscal year ended December 31, 1994. The information in the table does not reflect the charge of $10.00 per transaction that would apply if a shareholder has redemption
          proceeds wired to his/her bank account.



























          THE FUND'S FINANCIAL HIGHLIGHTS

                                         FOR THE
                                      SIX MONTHS
                                      ENDED       FOR THE YEAR
ENDED
                                      JUNE 30,    DECEMBER 31:
          SELECTED PER SHARE DATA     1995*       1994     1993
 1992

          Net asset value,
          beginning of period . . .   $1.00       $1.00    $1.00
 $1.00
          Income from investment
          operations:
             Net investment
             income(a)  . . . . . .     .02         .04      .02
   .03
          Less distributions:
             Dividends from net
             investment income: . .    (.02)       (.04)    (.02)
  (.03)

          Net asset value, end of
             period . . . . . . . .   $1.00       $1.00    $1.00
 $1.00
          Total return(%)(c)  . . .    2.47(d)     4.21     2.42
  2.81
          Ratios/supplemental data:
          Net assets, end of period
          (in thousands)  . . . . .   $27,226     $26,827
$25,782  $18,839

          Ratio of expenses to
          average daily net assets:
             With expense
             reimbursement(%) . . .     .85(d)      .85      .85
   .85

             Without expense
             reimbursement(%) . . .    1.40(d)     1.24     1.56
  1.45

          Ratio of net investment
          income to average daily
          net assets(%) . . . . . .    4.99(d)     3.29     2.22
  2.75
          ____________

          *    Unaudited
          (a)  Net investment income is net of expense
reimbursements from
               IMI.
          (c)  Total return does not reflect a sales charge.
          (d)  Annualized.























                                         FOR THE YEAR ENDED
                                         DECEMBER 31:
          SELECTED PER SHARE DATA        1991     1990     1989
 1988

          Net asset value, beginning
          of period . . . . . . . . .    $1.00    $1.00    $1.00
 $1.00
          Income from investment
          operations:
             Net investment income(a)      .05      .07      .09
   .07
          Less distributions:
             Dividends from net
             investment income: . . .     (.05)    (.07)    (.09)
  (.07)

          Net asset value, end of
          period  . . . . . . . . . .    $1.00    $1.00    $1.00
 $1.00
          Total return(%)(c)  . . . .     5.16     7.69     8.87
  6.89
          Ratios/supplemental data:
          Net assets, end of period
          (in thousands)  . . . . . .    $21,675  $26,140
$19,708  $11,789

          Ratio of expenses to average
          daily net assets:
             With expense
             reimbursement(%) . . . .      .85      .67      .65
   .68

             Without expense
             reimbursement(%) . . . .     1.21     1.22     1.37
  1.73

          Ratio of net investment
          income to average daily
          net assets(%) . . . . . . .     5.06     7.43     8.42
  6.86
          ____________

          (a)  Net investment income is net of expense
reimbursements from
               IMI.
          (c)  Total return does not reflect a sales charge.






























                                         FOR THE YEAR ENDED
                                         DECEMBER 31:
          SELECTED PER SHARE DATA        1987(b)

          Net asset value, beginning
          of period . . . . . . . . .    $1.00
          Income from investment
          operations:
             Net investment income(a)      .01
          Less distributions:
             Dividends from net
             investment income: . . .     (.01)

          Net asset value, end of
          period  . . . . . . . . . .    $1.00
          Total return(%)(c)  . . . .     1.86
          Ratios/supplemental data:
          Net assets, end of period
          (in thousands)  . . . . . .    $6,784

          Ratio of expenses to average
          daily net assets:
             With expense
             reimbursement(%) . . . .      .85(d)

             Without expense
             reimbursement(%) . . . .     1.94(d)

          Ratio of net investment
          income to average daily
          net assets(%) . . . . . . .     6.77(d)
          ____________

          (a)  Net investment income is net of expense
reimbursements from
               IMI.
          (b)  For the period from 10/15/87 through 12/31/87.
          (c)  Total return does not reflect a sales charge.
          (d)  Annualized.




























          INVESTMENT OBJECTIVES AND POLICIES

          The Fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in high-quality, short-term securities.  The
Fund will
          limit its investments to securities with remaining maturities of thirteen months or less.

          The Fund invests at least 80% of its assets (calculated at market value at the time of each investment) in money market instruments maturing within one year and maintains a portfolio with a dollar-
          weighted average maturity of 90 days or less. By purchasing such short-term securities, the Fund will attempt to maintain a constant net asset value of $1.00 per share.  The
Fund's
          portfolio of investments is actively monitored on a daily basis to attempt to maintain competitive yields on investments.

          The Fund will invest in the following categories of money market instruments: (i) debt securities issued or guaranteed by the U.S.
          Government, its agencies or instrumentalities; (ii) obligations
          (including certificates of deposit and bankers' acceptances) of domestic banks and savings and loan associations; (iii) high-
          quality commercial paper that at the time of purchase is rated at least A-2 by Standard and Poor's Corporation ("S&P") or
P-2 by
          Moody's Investors Service, Inc. ("Moody's")(or, if not rated, is issued or guaranteed by a corporation with outstanding debt rated
          AA or higher by S&P or Aa or higher by Moody's) or which is judged by IMI to be of at least equivalent quality;
(iv) short-
          term corporate notes, bonds and debentures that at the time of purchase are rated at least AA by S&P or Aa by Moody's or that are judged by IMI to be of at least equivalent quality;
and (v)
          repurchase agreements with domestic banks for periods not
          exceeding seven days and only with respect to U.S.
Government
          securities that throughout the period have a value at least equal to the amount of the loan (including accrued interest).

          The securities in which the Fund invests must present minimal credit risk and be rated in one of the two highest rating
          categories for short-term debt obligations by at least two major rating agencies assigning a rating to the securities or issuer, or if only one rating agency has assigned a rating, by that agency or determined to be of equivalent value by IMI.
Purchases
          of securities that are rated by only one rating agency must be previously approved or ratified subsequently by the Trustees.
          Securities that are rated in the highest category by at least two major rating agencies (or that have been issued by an issuer that is rated with respect to a class of short-term debt obligations, or any security within that class, comparable in priority and quality with such securities) are designated "First
Tier
          Securities." Securities rated in the top two categories by at least two major rating agencies, but which are not rated in the highest category by two or more major rating agencies, are designated "Second Tier Securities." IMI shall determine whether a security presents minimal credit risk under procedures adopted by the Board of Trustees.

          The Fund may not invest more than 5% of its total assets
          (calculated at market value at the time of each investment) in the securities of any one issuer, except this limitation shall not apply to U.S. Government securities. Further, the Fund will not invest more than the greater of 1% of its total assets or one million dollars (measured at the time of investment) in the securities of a single issuer which were Second Tier
Securities
          when acquired by the Fund. In addition, the Fund may not invest more than 5% of its total assets (calculated at market value at the time of each investment) in securities that are Second Tier
          Securities when acquired by the Fund.

          The Fund's investment objectives are fundamental and may not be changed without the approval of a majority of the Fund's
          outstanding voting shares, although the Trustees may make non-
          material changes in the Fund's objectives without shareholder approval. Except for the Fund's investment objectives and those investment restrictions specifically identified as fundamental, all investment policies and practices described in this Prospectus and in the SAI are not fundamental and therefore may
          be changed by the Trustees without shareholder approval. There can be no assurance that the Fund will achieve its investment objectives. The different types of securities and investment techniques used by the Fund involve varying degrees of risk. For information about the particular risks associated with each type of investment, see "Investment Techniques and Risk
Factors,"
          below, and the SAI.

          INVESTMENT TECHNIQUES AND RISK FACTORS

          The following discussion describes in greater detail the
          different types of securities and investment techniques used by the Fund, as well as the risks associated with such securities and techniques.

               DEBT SECURITIES: Investment in debt securities involves
          both interest rate and credit risk. Generally, the value of debt instruments rises and falls inversely with interest rates. As interest rates decline, the value of debt securities generally increases. Conversely, rising interest rates tend to cause the value of debt securities to decrease. Bonds with longer
          maturities generally are more volatile than bonds with shorter maturities. The market value of debt securities also varies according to the relative financial condition of the issuer. In general, lower-quality bonds offer higher yields due to the increased risk that the issuer will be unable to meet its
          obligations on interest or principal payments at the time called for by the debt instrument.

               U.S. GOVERNMENT SECURITIES: The Fund may invest in U.S.
          Government securities. U.S. Government securities are obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities.  Securities guaranteed by the U.S.
Government
          include: (1) direct obligations of the U.S. Treasury
(such as
          Treasury bills, notes, and bonds) and (2) Federal agency
          obligations guaranteed as to principal and interest by the U.S.
          Treasury (such as GNMA certificates, which are mortgage-backed securities). When such securities are held to maturity, the payment of principal and interest is unconditionally guaranteed by the U.S. Government, and thus they are of the highest possible credit quality. U.S. Government securities that are not held to maturity are subject to variations in market value caused by fluctuations in interest rates.

          Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the loans typically will be substantially less because the mortgages will be subject to principal amortization and may be prepaid prior to maturity. In periods of
          falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the security.
          Conversely, rising interest rates tend to decrease the rate of prepayment, thereby lengthening the security's actual average life. Since it is not possible to predict accurately the average life of a particular pool, and because prepayments are reinvested at current rates, the market value of mortgage-backed securities may decline during periods of declining interest rates.

               BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS:
The Fund
          may invest in bank obligations, which may include certificates of deposit, bankers' acceptances, and other short-term debt
          obligations. Investments in certificates of deposit and bankers'
          acceptances are limited to obligations of (i) banks having total assets in excess of $1 billion, and (ii) other banks if the principal amount of such obligation (currently
$100,000) is
          fully insured by the Federal Deposit Insurance
Corporation
          ("FDIC"). Investments in certificates of deposit of savings associations are limited to obligations of federally or state chartered institutions that have total assets in excess of $1 billion and whose deposits are insured by the FDIC.

               COMMERCIAL PAPER: Commercial paper represents short-term
          unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies.
Investments in
          commercial paper are limited to obligations rated Prime
1 by
          Moody's or A-1 by S&P or, if not rated by Moody's or S&P, issued by companies having an outstanding debt issue currently rated Aaa or Aa by Moody's or AAA or AA by S&P.

               REPURCHASE AGREEMENTS: Repurchase agreements are agreements under which the Fund buys a money market instrument and obtains a simultaneous commitment from the seller to repurchase the
          instrument at a specified time and at an agreed-upon yield. The
          Fund will not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 10% of the












          Fund's net assets (calculated at market value at the time of each investment) would be invested in illiquid securities including such repurchase agreements. The Fund may enter into repurchase agreements with banks or broker-dealers deemed to be creditworthy by IMI under guidelines approved by the Board of Trustees. In the unlikely event of failure of the executing bank or broker-
          dealer, the Fund could experience some delay in obtaining direct ownership of the underlying collateral and might incur a loss if the value of the security should decline, as well as costs in disposing of the security.

               BORROWING: As a fundamental policy, the Fund may not borrow money, except for temporary purposes, and then only in an amount not exceeding 10% of the value of the Fund's total assets at the time of such borrowing. The Fund has no current intention of borrowing amounts that exceed, in the aggregate, 5% of the Fund's assets. Borrowing may exaggerate the effect on the Fund's net asset value of any increase or decrease in the value of the
          Fund's portfolio securities. Money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances).

          ORGANIZATION OF THE FUND

          The Fund is organized as a separate, diversified portfolio of the
          Trust, an open-end management investment company organized as a
          Massachusetts business trust on December 21, 1983. The business and affairs of the Fund are managed under the direction of the
          Trustees. Information about the Trustees, as well as the Trust's executive officers, may be found in the SAI.

          The Trust has an unlimited number of authorized shares of
          beneficial interest, and currently is comprised of thirteen series of shares. The Trustees of the Trust have the authority, without shareholder approval, to classify and reclassify the shares of the Fund into one or more classes. Pursuant to this authority, effective January 1, 1996, the Trustees have redesignated the Fund's shares into two separate classes,
          identified as Class A and Class B, each of which represents an interest in the same portfolio of investments of the Fund. The purpose of this redesignation is primarily to enable the transfer agent for the Ivy and Mackenzie funds to track the contingent deferred sales charge period that applies to Class B shares of
          Ivy and Mackenzie funds (other than the Fund) that are being exchanged for shares of the Fund. In all other relevant
          respects, the Fund's Class A and Class B shares are identical
          (i.e., having the same arrangement for shareholder services and the distribution of securities).  Shareholders of Class
A and
          Class B shares are each entitled to one vote per share
(with
          proportionate voting for fractional shares), and have equal rights as to voting, redemption, dividends and liquidation.

          INVESTMENT MANAGER













          The Trust employs IMI to provide business management and
          investment advisory services; Mackenzie Investment
Management
          Inc.("MIMI") to provide administrative and accounting services;
          and Mackenzie Ivy Funds Distribution, Inc. ("MIFDI," or the
          "Distributor") to distribute the Fund's shares.

               PORTFOLIO MANAGEMENT: The Fund is managed by a team, with
          each team member having specific responsibilities. The following individuals have responsibilities related to the management of the Fund: Daniel J. Johnedis, Jr., portfolio manager for the
          Fund from 1993 to 1995, presently serves in an advisory capacity to the Fund and as a consultant to MIMI. Mr. Johnedis has eight years of professional investment experience and is a Chartered
          Financial Analyst.  Leslie A. Ferris, Vice President of
MIMI and
          Managing Director -- Fixed Income, has been a portfolio manager with Ivy Management, Inc. since 1988, and for the Fund since
          1995. Ms. Ferris joined MIMI in 1988 and has 13 years of
          professional investment experience.  She is a Chartered
Financial
          Analyst and holds an MBA degree from the University of Chicago.
          Prior to joining MIMI, Ms. Ferris was a portfolio manger at
          Kemper Financial Services Inc. from 1982-1988.  Michael
Borowsky
          has served as a portfolio assistant to the Fund since
1994.

               INVESTMENT MANAGEMENT EXPENSES: For management of its
          investments and business affairs, the Fund pays IMI a monthly fee calculated on the basis of the Fund's average daily net assets at an annual rate of 0.40%.

          Under the Fund's management agreement, IMI pays all expenses incurred by it in rendering management services to the Fund. The
          Fund bears its cost of operations. See the SAI. If, however, the Fund's total expenses in any fiscal year exceed the permissible limit applicable to the Fund in any state in which
          the shares are then qualified for sale, IMI will bear the excess expenses. The ratio of operating expenses after expense
          reimbursements to average daily net assets of the Fund for the fiscal year ended December 31, 1994 was 0.85%. Without expense reimbursements, the ratio of operating expenses to average daily  net assets of the Fund for the fiscal year ended
December
          31, 1994 was 1.24%.

          IMI currently limits the Fund's total operating expenses
          (excluding interest, taxes, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of
          0.85% of the Fund's average daily net assets. As long as the
          Fund's expense limitation continues, it may lower the Fund's expenses and increase its yield. The Fund's expense limitation may be terminated or revised at any time, at which time the
          Fund's expenses may increase and its yield may be reduced, depending on the total assets of the Fund. Thereafter, IMI will comply with any applicable state regulations that may require IMI to make reimbursements to the Fund in the event that the Fund's aggregate operating expenses, including advisory fees, administrative services fees and transfer agency and shareholder












          services fees, but generally excluding interest, taxes, brokerage commissions and extraordinary expenses, exceed specific applicable limitations. The strictest state-imposed expense
          limitation that currently applies to the Fund is 2.5% of the first $30 million of its average daily net assets, 2.0% of the next $70 million of its average daily net assets and 1.50% of its average daily net assets over $100 million.

          ADMINISTRATOR

          The Trust has entered into an Administrative Services
Agreement
          with MIMI, pursuant to which MIMI provides various administrative services for the Fund, including maintenance of registration or qualification of Fund shares under state "Blue Sky" laws,
          assisting in the preparation of Federal, state and local income tax returns and preparing financial and other information for prospectuses, statements of additional information, and periodic reports to shareholders. MIMI also assists the Trust's legal counsel with SEC registration statements, proxies and other required filings. Under the agreement, the Fund's net assets are subject to a monthly fee at the annual rate of 0.10%.

          FUND ACCOUNTING

          The Trust has entered into a Fund Accounting Services
Agreement
          with MIMI, pursuant to which MIMI provides certain accounting and pricing services for the Fund. For fund accounting services, the
          Fund pays MIMI out-of-pocket expenses as incurred and a monthly fee of 0.10% of the Fund's average daily net assets.

          CUSTODIAN

          Brown Brothers Harriman & Co. (the "Custodian"), a private bank and a member of the principal securities exchanges, located at 40
          Water Street, Boston, Massachusetts 02109, serves as custodian for the Fund.

          TRANSFER AGENT

          Mackenzie Ivy Investor Services Corp. ("MIISC"), a wholly owned subsidiary of MIMI, is the transfer agent for the Fund and provides certain shareholder and shareholder-related services.
          For transfer agency and shareholder services, the Fund pays MIISC an annual fee of $22.00 per open account. In addition, the Fund pays MIISC a fee of $4.36 for each account that is closed and reimburses MIISC monthly for out-of-pocket expenses.

          DIVIDENDS AND TAXES

          Dividends that you receive from the Fund are reinvested in additional Fund shares unless you elect to receive them in cash.
          If you elect the cash option and the U.S. Postal
Service cannot
          deliver your checks, your election will be converted to the reinvestment option.












               TAXATION: The following discussion is intended for general information only. An investor should consult with his/her own tax advisor as to the tax consequences of an investment in the
          Fund, including the status of distributions from the Fund under applicable state or local law.

          The Fund intends to qualify annually and elect to be treated as a regulated investment company under the Code. To qualify, the
          Fund must meet certain income, distribution and diversification requirements. In any year in which the Fund qualifies as a regulated investment company and timely distributes all of its taxable income, the Fund generally will not pay any U.S. Federal income or excise tax.

          Dividends paid out of the Fund's investment company taxable income (including dividends, interest and net short-term capital gain) will be taxable to a shareholder as ordinary income. If a portion of the Fund's income consists of dividends paid by U.S.
          corporations, a portion of the dividends paid by the Fund may be eligible for the corporate dividends-received deduction.
          Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), if any, designated as capital gain dividends are taxable as long-term
          capital gains, regardless of how long the shareholder has held the Fund's shares. Dividends are taxable to shareholders in the same manner whether received in cash or reinvested in additional
          Fund shares.

          A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October,
          November or December with a record date in such a month and paid by the Fund during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

          Each year the Fund will notify shareholders of the tax status of dividends and distributions.

          Investments in securities that are issued at a discount will result in income to the Fund each year equal to a portion of the excess of the face value of the securities over their issue price, even though the Fund receives no cash interest payments from the securities.

          Shareholders generally are not expected to realize any gain or loss upon a disposition of shares of the Fund, as long as the
          Fund maintains a constant net asset value per share.
In the
          unlikely event that the Fund were unable to do so, any gain or loss realized by a shareholder upon the sale or other disposition of shares of the Fund, or upon receipt of a distribution in complete liquidation of the Fund, generally would be a capital gain or loss which would be long-term or short-term, generally depending upon the shareholder's holding period for the shares.












          The Fund may be required to withhold U.S. Federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct
          taxpayer identification number or to make required certifications, or who have been notified by the
Internal Revenue
          Service ("IRS") that they are subject to backup withholding.
          Backup withholding is not an additional tax. Any amounts
          withheld may be credited against the shareholder's U.S.
Federal
          income tax liability.

          Further information relating to tax consequences is contained in the SAI.

          Fund distributions may be subject to state, local and foreign taxes. Fund distributions that are derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisors regarding the particular tax consequences of an investment in the Fund.

          PERFORMANCE DATA

          Performance information for the Fund may be compared, in reports and promotional literature, to: (i) Donoghue's Money
Fund Index,
          The Bank Rate Monitor's Index of Money Market Account
Interest
          Rates, U.S. Treasury Bill rates or other comparable indices or investment vehicles; (ii) other groups of mutual funds tracked by
          Lipper Analytical Services, a widely used independent research firm that ranks mutual funds by overall performance, investment objectives and assets, or tracked by other services, companies, publications or persons who rank mutual funds on overall
          performance  or  other  criteria;  (iii) the Consumer
Price Index
          (measure for inflation) to assess the real rate of return from an investment in the Fund; and (iv) unmanaged indices so that investors may compare the Fund's results with those of a group of securities widely regarded by investors as representative of the securities markets in general. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses.
          Performance rankings are based on historical information and are not intended to indicate future performance.

          In addition, advertisements, sales literature and communications to shareholders may contain various measures of the Fund's performance, including various expressions of total return. Such materials may occasionally cite statistics to reflect the Fund's volatility or risk. Performance information is computed
          separately in accordance with the formula described below.

          As prescribed by the SEC, average annual total return figures represent the average annual percentage change in value of $1,000 invested at the net asset value for one-, five- and ten-year periods, or any portion thereof (to the extent applicable)












          through the end of the most recent calendar quarter, assuming reinvestment of all distributions.

          Current yield reflects the income per share earned by the Fund's portfolio investments, and is calculated by dividing the Fund's net investment income per share during a recent 30-day period by the net asset value on the last day of that period and then annualizing the result.

          Yield, which is calculated according to a formula prescribed by the SEC (see the SAI), is not indicative of the dividends or distributions that were or will be paid to the Fund's shareholders. Dividends or distributions paid to shareholders
          are reflected in the current distribution rate, which may be quoted to shareholders. The current distribution rate is
          computed by dividing the total amount of dividends per share paid by the Fund during the preceding 12 months by the Fund's current net asset value. Under certain circumstances, such as when there has been a change in the amount of dividend payout, or a
          fundamental change in investment policies, it might be appropriate to annualize the dividends paid during the period
          when such policies would be in effect, rather than using the dividends during the past 12 months. The distribution rate will differ from the current yield computation because it may include distributions to shareholders from sources other than dividends and interest, short-term capital gains and net equalization credits and will be calculated over a different period of time.

          Performance figures are based upon past performance and reflect all recurring charges against Fund income. The investment
          results of the Fund, like all others, will fluctuate over time;
          thus, performance figures should not be considered to represent what an investment may earn or what the Fund's total return may be in the future.

          HOW TO BUY SHARES

          The minimum initial investment is $1,000; the minimum additional investment is $100. Initial or additional investment amounts for retirement accounts may be less.  See "Retirement
Plans."  All
          purchases must be made in U.S. dollars; no third party checks will be accepted. Complete the Account Application attached to this Prospectus.  Indicate whether you are purchasing
Class A or
          Class B shares. If you do not specify which class of shares you are purchasing, MIISC will assume you are investing in Class A shares. The Fund reserves the right to reject for any reason any purchase order or exchange (see "Exchange Privilege" below).

               DIRECT PURCHASES OF CLASS B SHARES: Class B shares may only be purchased directly through the shareholder's election of a systematic withdrawal plan under which specified withdrawal amounts are used to purchase Class B shares of a different Ivy or
          Mackenzie fund. This arrangement is designed to take advantage of dollar-cost averaging as a method of investment. To establish this type of arrangement, complete section 6B of the Account
          Application.

          OPENING AN ACCOUNT

               By Check

               1. Make your check payable to the fund in which you are
                    investing.

               2. Deliver the completed application and check to your
                    registered representative or selling broker, or mail it
                    directly to MIISC.

               3.   Our address is:

                        Mackenzie Ivy Investor Services Corp.
                                    P.O. Box 3022
                              Boca Raton, FL 33431-0922

               4.   Our courier address is:

                        Mackenzie Ivy Investor Services Corp.
                         700 South Federal Highway, Suite 300
                                 Boca Raton, FL 33432

               By Wire

               1. Deliver a completed Account Application to your
                    registered representative or selling broker, or mail it
                    directly to MIISC. Before wiring any funds, please
                    contact MIISC at 1-800-777-6472 to verify your account
                    number.

               2.   Instruct your bank to wire funds to:

                          Barnett Bank of Palm Beach County
                                    ABA #067008582
                      For deposit to the Ivy and Mackenzie funds
                                   a/c #1455031505
                                 Name of your account
                         Your Ivy or Mackenzie account number
                       The Ivy or Mackenzie fund you are buying

               Your bank may charge a fee for wiring funds.

               THROUGH A REGISTERED SECURITIES DEALER: You may also place an order to purchase shares through your Registered
Securities
          Dealer.

               Buying Additional Shares

               By Check













               1. Complete the investment stub attached to your statement or include a note with your investment
listing the name
                    of the Fund, your account number and the name(s)in
                    which the account is registered.

               2. Make your check payable to the fund in which you are
                    investing.

               3.   Mail the account information and check to:

                        Mackenzie Ivy Investor Services Corp.
                                    P.O. Box 3022
                              Boca Raton, FL 33431-0922

               Our courier address is:

                        Mackenzie Ivy Investor Services Corp.
                         700 South Federal Highway, Suite 300
                                 Boca Raton, FL 33432

               or deliver it to your registered representative or selling broker.

               By Wire

               Instruct your bank to wire funds to:

                          Barnett Bank of Palm Beach County
                                    ABA #067008582
                                    For deposit to
                             The Ivy and Mackenzie funds
                                   a/c #1455031505
                                 Name of your account
                         Your Ivy or Mackenzie account number
                       The Ivy or Mackenzie fund you are buying

               Your bank may charge a fee for wiring funds.

               THROUGH A REGISTERED SECURITIES DEALER: You may also place an order to purchase shares through your Registered
Securities
          Dealer.

               By Automatic Investment Method ("AIM")

               1. Complete the "Automatic Investment Method" and
                    "Wire/EFT Information" sections on the
Account
                    Application designating a bank account from which funds
                    may be drawn. Please note that in order to invest
                    using this method, your bank must be a member of the
                    Automated Clearing House system (ACH). The minimum
                    investment under this plan is $50 per month
($25 per
                    month for retirement plans). Please remember to attach
                    a voided check to your Account Application.













               2. At pre-specified intervals, your bank account will be
                    debited and the proceeds will be credited to your Ivy
                    or Mackenzie fund account.

          HOW YOUR PURCHASE PRICE IS DETERMINED

          Your purchase price is the net asset value per share
(see
          "How the Fund Values its Shares"). Your purchase of shares will be made at the next determined price after the purchase order is received. The price is effective for orders received by MIISC or by your Registered Securities Dealer prior to the time of the determination of the net asset value. Any orders received after the time of the determination of the net asset value will be entered at the next calculated price.

          Orders placed with a securities dealer before the net asset value is determined and that are transmitted through the facilities of the National Securities Clearing Corporation by 7:00 p.m., EST,
          on the same day are confirmed at that day's price. Any loss resulting from the dealer's failure to submit an order by the deadline will be borne by that dealer.

          You will receive an account statement after any purchase,
          exchange or full liquidation. Statements related to reinvestment of dividends, capital gains, automatic investment plans
(see the
          SAI for further explanation) and/or systematic withdrawal plans will be sent quarterly.

          HOW THE FUND VALUES ITS SHARES

          The Fund offers two classes of shares in this Prospectus, Class A and Class B shares, neither of which are subject to an initial sales charge or a contingent deferred sales charge.
Thus, the
          Net Asset Value ("NAV") per share is the value of one
Class A or
          Class B share. The NAV is determined in the following manner:
          the total of all liabilities, including accrued expenses and taxes and any necessary reserves, is deducted from the aggregate value of all assets, and the difference is divided by the number of shares outstanding at the time, adjusted to the nearest cent.
          The NAV per share is determined once every business day
(as of
          the close of regular trading on each day the New York
Stock
          Exchange is open, normally 4:00 p.m. EST)(see the SAI under "Net
          Asset Value" for a detailed description of how the NAV is
          determined).

          HOW TO REDEEM SHARES

          You may redeem your Fund shares through your registered securities representative, by mail, by telephone, by
Federal
          Funds wire or by check writing. All redemptions are made at the
          NAV next determined after a redemption request has been received in good order. Requests for redemptions must be received by 4:00
          p.m. EST to be processed at the NAV for that day. Any redemption request in good order that is received after 4:00 p.m. EST will be processed at the price determined on the following business day.  IF SHARES TO BE REDEEMED WERE PURCHASED BY CHECK,
PAYMENT
          OF THE REDEMPTION MAY BE DELAYED UNTIL THE CHECK HAS
CLEARED OR
          FOR UP TO 15 DAYS AFTER THE DATE OF PURCHASE, WHICHEVER
IS LESS.
          The Fund does not assess a contingent deferred sales charge.
          However, if the shares of another Ivy or Mackenzie fund that are subject to a contingent deferred sales charge are exchanged for
          Class B shares of the Fund, the contingent deferred sales charge will carry over to the investment in the Fund and may be assessed upon redemption.

          When shares are redeemed, the Fund generally sends you payment on the next business day. Under unusual circumstances, the Fund may suspend redemptions or postpone payment to the extent permitted by Federal securities laws. The proceeds of the redemption may be more or less than the purchase price of your shares, depending upon (among other factors) the market value of the Fund's
          securities at the time of the redemption. If the redemption is for over $50,000, or the proceeds are to be sent to an address other than the address of record, or an address change has occurred in the last 30 days, it must be requested in writing with a signature guarantee. See "Signature Guarantees" below.

          If you are not certain of the requirements for a redemption, please contact MIISC at 1-800-777-6472.

               THROUGH YOUR REGISTERED SECURITIES DEALER:  The
Dealer is
          responsible for promptly transmitting redemption orders.
          Redemptions requested by dealers will be made at the NAV (less any applicable contingent deferred sales charge) determined at the close of regular trading (4:00 p.m. EST) on the day that a redemption request is received in good order by MIISC.

               BY MAIL: Requests for redemption in writing are considered to be in "proper or good order" if they contain the following:

               - Any outstanding certificate(s) for shares being
                    redeemed.

               - A letter of instruction, including the fund name, the
                    account number, the account name(s), the address and
                    the dollar amount or number of shares to be redeemed.

               - Signatures of all registered owners whose names appear
                    on the account.

               -    Any required signature guarantees.

               - Other supporting legal documentation, if required (in
                    the case of estates, trusts, guardianships, corporations, retirement plans or other representative
                    capacities).

               The dollar amount or number of shares indicated for












          redemption must not exceed the available shares or NAV of your account at the next- determined prices. If your request exceeds these limits, then the trade will be rejected in its entirety.

               Mail your request to:

                        Mackenzie Ivy Investor Services Corp.
                                    P.O. Box 3022
                              Boca Raton, FL 33431-0922

               Our courier address is:

                        Mackenzie Ivy Investor Services Corp.
                         700 South Federal Highway, Suite 300
                                 Boca Raton, FL 33432

               BY TELEPHONE: Individual and joint accounts may redeem up
          to $50,000 per day over the telephone by contacting
MIISC at 1-
          800-777-6472. In times of unusual economic or market changes, the telephone redemption privilege may be difficult to implement.
          If you are unable to execute your transaction (for example, during such times), you may want to consider placing the order in writing and sending it by mail or overnight courier.

          Checks will be made payable to the current account registration and sent to the address of record. If there has been a change of address in the last 30 days, please use the instructions for redemption requests by mail described above. A signature
          guarantee would be required.

          Requests for telephone redemptions will be accepted from the registered owner of the account, the designated registered representative or his/her assistant.

          Shares held in certificate form cannot be redeemed by telephone.

          If Section 6E of the Account Application is not completed, telephone redemption privileges will be provided automatically.
          Although telephone redemptions may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you terminated the privilege and redeemed your shares in writing. If you do not wish to make telephone redemptions or permit your registered representative or his/her assistant to do so on your behalf, you must notify MIISC in writing.

          The Fund employs reasonable procedures that require personal identification prior to acting on redemption instructions
          communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

               BY FEDERAL FUNDS WIRE: For shareholders who established












          this feature at the time they opened their new account, telephone instructions will be accepted for redemption amounts up to
          $50,000 ($1,000 minimum) and proceeds will be wired on the next business day to a predesignated bank account.

          In order to add this feature to an existing account or change existing bank account information, please submit a letter of instructions including your bank information to MIISC at the address provided above. The letter must be signed by all
          registered owners, and their signatures must be guaranteed.

          Your account will be charged a $10.00 fee each time redemption proceeds are wired to your bank.

          Neither MIISC nor the Fund can be responsible for the efficiency of the Federal Funds wire system or the shareholder's bank.

               BY CHECK WRITING: You may write checks against your Fund
          account.  Checks written must be for a minimum of $100.
You may
          sign up for this option by completing the Check Writing Enrollment Form on the last page of the new account application.
          If you are redeeming shares that have been purchased by check, payment may be delayed until your check has cleared or for up to
          15 calendar days after the date of purchase, whichever is less.

          In order to qualify for the check writing privilege, Fund
          shareholders must maintain a minimum average account balance of
          $1,000. Shares must be uncertificated (i.e., held by the Fund)
          for any account requesting  check  writing  privileges.
Checks
          can be reordered by calling MIISC at 1-800-777-6472.
Checking
          activity is reported on your statement, and canceled check copies are returned to you each month. There is no limitation on the number of checks a shareholder may write.

          When a check is presented for payment, the Fund redeems a
          sufficient number of shares to cover the amount of the check.
          Checks written on accounts with insufficient shares will be returned to the payee marked "non-sufficient funds."
There is a
          nominal charge for each supply of checks, copies of canceled checks, stop payment orders, checks drawn for amounts less than the Fund minimum (see above) and checks returned for "non-
          sufficient funds." To pay for these charges, the Fund automatically redeems an appropriate number of the shareholder's
          Fund shares after the charges are incurred.

          You may not close your Fund account by writing a check, because any earned dividends will remain in your account.
Check writing
          is not available for retirement accounts. The Fund reserves the right to change, modify or terminate the check writing service at any time upon notification mailed to the address of record of the shareholder(s).

          MINIMUM ACCOUNT BALANCE REQUIREMENTS













          Due to the high cost of maintaining small accounts and subject to state law requirements, the Fund may redeem the accounts of shareholders whose investment, including sales charges paid, has been less than $1,000 for more than 12 months.  The
Fund will not
          redeem an account unless the shareholder has been given at least
          60 days' advance notice of the Fund's intention to do so. No redemption will be made if a shareholder's account falls below the minimum due to a reduction in the value of the Fund's
          portfolio securities. This provision does not apply to IRA's, other retirement accounts and UGMA/UTMA accounts.

          SIGNATURE GUARANTEES

          For your protection, and to prevent fraudulent redemptions, we require a signature guarantee in order to accommodate the
          following requests:

               -    Redemption requests over $50,000.

               - Requests for redemption proceeds to be sent to someone
                    other than the registered shareholder.

               - Requests for redemption proceeds to be sent to an
                    address other than the address of record.

               -    Registration transfer requests.

               - Requests for redemption proceeds to be wired to your
                    bank account (if this option was not selected on your
                    original application, or if you are changing the bank
                    wire information).

          A signature guarantee may be obtained only from an eligible guarantor institution as defined in Rule 17Ad-15 of the Securities Exchange Act of 1934, as amended. An eligible
          guarantor institution includes banks, brokers, dealers, municipal securities dealers, government securities dealers, government securities brokers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. The signature guarantee must not be qualified in any way. Notarizations from notary publics are not the same as signature guarantees, and are not accepted.

          Circumstances other than those described above may require a signature guarantee. Please contact MIISC at 1-800-777-6472 for more information.

          CHOOSING A DISTRIBUTION OPTION

          You have the option of selecting the dividend and capital gain distribution option that best suits your needs:

          (1) AUTOMATIC REINVESTMENT OPTION -- Both dividends and capital gains are automatically reinvested at NAV in additional












               shares of the same class of the Fund unless you specify one of the other options.

          (2)  INVESTMENT IN ANOTHER IVY OR MACKENZIE FUND --
Both
               dividends and capital gains are automatically invested at
               NAV in another Ivy or Mackenzie fund of the same class.

          (3)  DIVIDENDS IN CASH/CAPITAL GAINS REINVESTED --
Dividends will
               be paid in cash. Capital gains will be reinvested at NAV in additional shares of the same class of the Fund or another
               Ivy or Mackenzie fund of the same class.

          (4) DIVIDENDS AND CAPITAL GAINS IN CASH -- Both dividends and capital gains will be paid in cash.

               If you wish to have your cash distributions deposited
          directly to your bank account via electronic funds transfer, or if you wish to change your distribution option, please contact
          MIISC at 1-800-777-6472.

          If you wish to have your cash distributions go to an address other than the address of record, a signature guarantee is required.

          TAX IDENTIFICATION NUMBER

          In general, to avoid being subject to a 31% Federal backup withholding tax on dividends, capital gain distributions and, in the event the Fund failed to maintain a constant NAV per share, redemption proceeds, you must furnish the Fund with your
          certified tax identification number ("TIN") and certify that you are not subject to backup withholding due to prior under-
          reporting of interest and dividends to the IRS. If you fail to provide a certified TIN, or such other tax-related certifications as the Fund may require, within 30 days of opening your new account, the Fund reserves the right to involuntarily redeem your account and send the proceeds to the address of record.

          You can avoid the above withholding and/or redemption by
          correctly furnishing your TIN, and making certain certifications, in Section 2 of the Account Application at the time you open your new account, unless the IRS requires that backup withholding be applied to your account.

          Certain payees, such as corporations, generally are exempt from backup withholding. Please complete IRS Form W-9 with the
          Account Application to claim the exemption. If the registration is for a UGMA/UTMA account, please provide the social security number of the minor. Non-U.S. investors who do not have a TIN must provide, with the Account Application, a completed
IRS Form
          W-8.

          CERTIFICATES













          In order to facilitate transfers, exchanges and redemptions, most shareholders elect not to receive certificates. Should you wish to have a certificate issued, please contact MIISC at 1-800-777-
          6472 and request that one be sent to you. (Retirement plan accounts are not eligible for this service.) Please note that if you were to lose your certificate, you would incur an expense to replace it.

          Certificates for shares valued up to $50,000 will be issued to the current registration and mailed to the address of record.
          Should you wish to have your certificates mailed to a different address, or registered differently from the current registration, you must provide a letter of instruction, signed by all registered owners with signature guarantee. The letter of
          instruction would then be mailed to MACKENZIE IVY
INVESTOR
          SERVICES CORP., P.O. BOX 3022, BOCA RATON, FL
33431-0922.

          EXCHANGE PRIVILEGE

          Shareholders of the Fund have an exchange privilege with other
          Ivy and Mackenzie funds. Class A shareholders of the Fund may exchange their outstanding Class A shares for shares of another
          Ivy or Mackenzie fund on the basis of the relative NAV per Class
          A share, plus an amount equal to the sales charge payable with respect to the new shares at the time of the exchange. Incremental sales charges are waived for outstanding shares that
          have been invested for 12 months or longer.
Shareholders who
          have purchased Class B shares directly may exchange their Class B shares for Class B shares of another Ivy or Mackenzie fund on the basis of the relative NAV per Class B share (see
"Direct
          Purchases of Class B Shares" under "How to Buy
Shares"), subject
          to the contingent deferred sales charge schedule (or period) of the fund into which the exchange is being made
(beginning with
          the date of the exchange).

          Class B shareholders of another Ivy or Mackenzie fund may
          exchange their shares for Class B shares of the Fund.
Exchanges
          from another Ivy or Mackenzie Fund will continue to be subject to the contingent deferred sales change schedule (or period) of the fund from which the exchange was made, but will reflect the time the shares are held in the Fund.

          With respect to both Class A and Class B, shares that have been acquired as a result of the reinvestment of dividends and other distributions will not be charged an initial sales charge or a contingent deferred sales charge when exchanged into another Ivy or Mackenzie fund.

          Exchanges are considered to be taxable events, and may result in a capital gain or a capital loss for tax purposes.
Before
          executing an exchange, you should obtain and read the prospectus and consider the investment objective of the fund to be purchased. Shares must be uncertificated in order to execute an
          exchange. Exchanges are available only in states where they can be legally made. This privilege is not intended to provide shareholders a means by which to speculate on short-term
          movements in the market. Exchanges are accepted only if the registrations of the two accounts are identical.
Amounts to be
          exchanged must meet minimum investment requirements for the Ivy or Mackenzie fund into which the exchange is made.

          With respect to Fund shares subject to a contingent deferred sales charge (i.e., Class B shares acquired through an exchange from another Ivy or Mackenzie fund), if less than all of an investment is exchanged out of the Fund, the shares exchanged will reflect, pro rata, the cost, capital appreciation and/or reinvestment of distributions of the original investment as well as the original purchase date, for purposes of calculating any contingent deferred sales charge for future redemptions of the exchanged shares.

          An investor who was a shareholder of American Investors
Income
          Fund, Inc. or American  Investors  Growth  Fund,  Inc.
prior  to
          October 31, 1988, or a shareholder of Ivy Fund prior to December
          31, 1991, who became a shareholder of the Fund as a result of a reorganization or merger between the Funds may exchange between funds without paying a sales charge. An investor who was a shareholder of American Investors Income Fund, Inc. or
American
          Investors Growth Fund, Inc. on or after October 31,
1988 who
          became a shareholder of the Fund as a result or the reorganization between the Funds will receive credit toward any
          applicable sales charge imposed by any Ivy or Mackenzie fund into which an exchange is made.

               EXCHANGES BY TELEPHONE: When you fill out the application
          for your purchase of Fund shares, if Section 6D of the Account
          Application is not completed, telephone exchange privileges will be provided automatically. Although telephone exchanges may be a convenient feature, you should realize that you may be giving up a measure of security that you may otherwise have if you
          terminated the privilege and exchanged your shares in writing.
          If you do not wish to make telephone exchanges or permit your registered representative or his/ her assistant to do so on your behalf, you must notify MIISC in writing.

          In order to execute an exchange, please contact MIISC at 1-800-
          777-6472. Have the account number of your current fund and the exact name in which it is registered available to give to the telephone representative.

          The Fund employs reasonable procedures that require personal identification prior to acting on exchange instructions communicated by telephone to confirm that such instructions are
          genuine. In the absence of such procedures, the Fund may be liable for any losses due to unauthorized or fraudulent telephone instructions.

               EXCHANGES IN WRITING: In a letter, request an exchange and provide the following information:

               -    The name of the fund whose shares you
currently own.

               -    Your account number

               -    The name(s) in which the account is
registered.

               - The name of the fund in which you wish your exchange to
                    be invested.

               -    The number of shares, all shares or the
dollar amount
                    you wish to exchange.

               The request must be signed by all registered owners.

               Mail the request and information to:

                        Mackenzie Ivy Investor Services Corp.
                                    P.O. Box 3022
                              Boca Raton, FL 33431-0922

          SYSTEMATIC WITHDRAWAL PLAN

          You must elect the Systematic Withdrawal Plan at any time by completing the Account Application, which is attached to this
          Prospectus. You can also obtain this application by contacting your registered representative or MIISC at 1-800-777-6472. To be eligible, you must have at least $5,000 in your account.
          Payments (minimum distribution amount -- $50) from your account can be made monthly, quarterly, semi-annually, annually or on a selected monthly basis, to yourself or any other designated payee. You may elect to have your systematic withdrawal paid directly to your bank account via electronic funds transfer
          ("EFT"). Share certificates must be unissued (i.e., held by the
          Fund) while the Systematic Withdrawal Plan is in effect. A
          Systematic Withdrawal Plan may not be established if you are currently participating in the Automatic Investment
Method.  For
          more information, please contact MIISC at 1-800-777-6472.

          If payments you receive through the Systematic
Withdrawal Plan
          exceed the dividends and capital appreciation of your account, you will be reducing the value of your account.
Additional
          investments made by shareholders participating in the Systematic
          Withdrawal Plan must equal at least $1,000 while the plan is in effect.  In addition, redemptions are taxable events.

          Amounts paid to you through the Systematic Withdrawal
Plan are
          derived from the redemption of shares in your account.
Any
          applicable contingent deferred sales charge will be assessed upon redemption. A contingent deferred sales charge will not be assessed on withdrawals not exceeding 12% annually of the initial account balance when the Systematic Withdrawal Plan was started.













          Should you wish at any time to add a Systematic
Withdrawal Plan
          to an existing account or change payee instructions, you will need to submit a written request, signed by all registered owners, with signatures guaranteed.

          Retirement accounts are eligible for Systematic
Withdrawal Plans.
          Please contact MIISC at 1-800-777-6472 to obtain the necessary paperwork to establish a plan.

          If the U.S. Postal Service cannot deliver your checks, or if deposits to a bank account are returned for any reason, your redemptions will be discontinued.

          AUTOMATIC INVESTMENT METHOD

          You may authorize an investment to be automatically drawn each month from your bank for investment in Fund shares under the
          "Automatic Investment Method" and "Fed Wire/EFT" sections of the
          Account Application. There is no charge to you for this program.

          You may terminate or suspend your Automatic Investment
Method by
          telephone at any time by contacting MIISC at 1-800-777-6472.

          If you have investments being withdrawn from a bank account and we are notified that the account has been closed, your Automatic
          Investment Method will be discontinued.

          CONSOLIDATED ACCOUNT STATEMENTS

          Shareholders with two or more Ivy or Mackenzie fund accounts will receive a single quarterly account statement, unless otherwise specified. This feature consolidates the activity for each account onto one statement. Requests for quarterly consolidated statements for all other accounts must be submitted in writing and must be signed by all registered owners.

          RETIREMENT PLANS

          The Ivy and Mackenzie funds offer several tax-sheltered retirement plans that may fit your needs:

               -    IRA (Individual Retirement Account)

               -    401(k) Plan
                    Money Purchase Pension Plan
                    Profit Sharing Plan

               -    SEP-IRA (Simplified Employee Pension Plan)

               -    403(b)(7) Plan

               Minimum initial and subsequent investments for retirement
          plans are $25.00.













          Investors Bank & Trust, which serves as custodian or trustee under the retirement plan prototypes available from the Fund, charges certain nominal fees for annual maintenance. A portion of these fees is remitted to MIMI, as compensation for its services to the retirement plan accounts maintained with the
          Fund.

          Distributions from retirement plans are subject to certain requirements under the Code, and various documents
(available
          from MIISC), including IRS Form W-4P, and information must be provided before the distribution may be made. The Ivy and
          Mackenzie funds and MIISC assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws, and will not be responsible for any penalties assessed.
          For additional information, please contact your broker, tax adviser or MIISC.

          Please call MIISC at 1-800-777-6472 for complete information kits describing the plans and their benefits, restrictions, provisions and fees.

          SHAREHOLDER INQUIRIES

          Inquiries regarding the Fund should be directed to MIISC at 1-
          800-777-6472.








































                                IVY MONEY MARKET FUND

                                     a series of

                                       IVY FUND
                        Via Mizner Financial Plaza, Suite 300
                              700 South Federal Highway
                              Boca Raton, Florida  33432

                         Statement of Additional Information

                                   January 1, 1996






               Ivy Fund (the "Trust") is a diversified, open-end management investment company that consists of thirteen fully managed portfolios. This Statement of Additional Information describes one of these portfolios:  Ivy Money Market Fund (the
"Fund").
          The other twelve portfolios of the Trust are described in
          separate Statements of Additional Information.

               This Statement of Additional Information ("SAI") is not a
          prospectus, and should be read in conjunction with the prospectus for the Fund dated January 1, 1996 (the "Prospectus"), which may be obtained upon request and without charge from the Trust at the
          Distributor's address and telephone number listed below.


                                  INVESTMENT MANAGER

                             Ivy Management, Inc. ("IMI")
                              Via Mizner Financial Plaza
                              798 South Federal Highway
                              Boca Raton, Florida  33432
                              Telephone:  (800) 777-6472

                                     DISTRIBUTOR

                   Mackenzie Ivy Funds Distribution, Inc.
("MIFDI")
                              Via Mizner Financial Plaza
                              700 South Federal Highway
                              Boca Raton, Florida  33432
                              Telephone:  (800) 456-5111





















                                  TABLE OF CONTENTS


    PAGE

          INVESTMENT OBJECTIVE AND POLICIES
               U.S. GOVERNMENT SECURITIES
               COMMERCIAL PAPER
               BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS
               WARRANTS

          INVESTMENT RESTRICTIONS

          ADDITIONAL RESTRICTIONS

          ADDITIONAL RIGHTS AND PRIVILEGES
               AUTOMATIC INVESTMENT METHOD
               EXCHANGE OF SHARES
               RETIREMENT PLANS
                    INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)
                    QUALIFIED PLANS
                    DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
                         CHARITABLE ORGANIZATIONS ("403(B)(7)
                         ACCOUNT")
                    SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS
               SYSTEMATIC WITHDRAWAL PLAN
               GROUP SYSTEMATIC INVESTMENT PROGRAM

          PORTFOLIO TRANSACTIONS

          TRUSTEES AND OFFICERS
               PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

          INVESTMENT ADVISORY AND OTHER SERVICES
               BUSINESS MANAGEMENT AND INVESTMENT ADVISORY
SERVICES
               DISTRIBUTION SERVICES
               CUSTODIAN
               FUND ACCOUNTING SERVICES
                  TRANSFER AND DIVIDEND PAYING AGENT
               ADMINISTRATOR
               AUDITORS

          CAPITALIZATION AND VOTING RIGHTS

          NET ASSET VALUE

          REDEMPTIONS

          TAXATION
               GENERAL
               DEBT SECURITIES ACQUIRED AT A DISCOUNT
               DISTRIBUTIONS
               DISPOSITION OF SHARES
               BACKUP WITHHOLDING
               OTHER INFORMATION












          CALCULATION OF YIELD
               STANDARDIZED YIELD QUOTATIONS
               OTHER QUOTATIONS, COMPARISONS AND GENERAL
INFORMATION

          FINANCIAL STATEMENTS

          APPENDIX A

              DESCRIPTION OF STANDARD & POOR'S CORPORATION
("S&P") AND
            MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE
BOND AND
                               COMMERCIAL PAPER RATINGS























































                          INVESTMENT OBJECTIVE AND POLICIES

               The Trust is a diversified open-end management investment
          company organized as a Massachusetts business trust on December
          21, 1983. The Fund's investment objective and general investment policies are described in the Prospectus. Additional information concerning the Fund's investments is set forth below.

          U.S. GOVERNMENT SECURITIES

               The Fund may invest in U.S. Government securities.
U.S.
          Government securities are obligations of, or guaranteed by, the
          U.S. Government, its agencies or instrumentalities.
Securities
          guaranteed by the U.S. Government include: (1) direct obligations of the U.S. Treasury (such as Treasury bills, notes, and bonds), and (2) Federal agency obligations guaranteed as to principal and interest by the U.S. Treasury (such as GNMA certificates, which are mortgage-backed securities). The payment of principal and interest on these securities is unconditionally guaranteed by the
          U.S. Government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

               Mortgage-backed securities are securities representing part ownership of a pool of mortgage loans. For example, GNMA
          certificates are such securities on which the timely payment of principal and interest is guaranteed by the full faith and credit of the U.S. Government. Although the mortgage loans in the pool will have maturities of up to 30 years, the actual average life of the GNMA certificates typically will be substantially less because the mortgages will be subject to normal principal
          amortization and may be prepaid prior to maturity.
Prepayment
          rates vary widely and may be affected by changes in market interest rates. In periods of falling interest rates, the rate of prepayment tends to increase, thereby shortening the actual average life of the GNMA certificates. Conversely, when interest rates are rising, the rate of prepayments tends to decrease, thereby lengthening the actual average life of the GNMA certificates. Accordingly, it is not possible to predict
          accurately the average life of a particular pool.
Reinvestment
          of prepayments may occur at higher or lower rates than the original yield on the certificates. Due to the prepayment
          feature and the need to reinvest prepayments of principal at current rates, GNMA certificates can be less effective than typical bonds of similar maturities at "locking in" yields during periods of declining interest rates. GNMA certificates may appreciate or decline in market value during periods of declining or rising interest rates, respectively.

               Securities issued by U.S. Government
instrumentalities and
          certain federal agencies are neither direct obligations of nor guaranteed by the U.S. Treasury.  However, they involve
Federal
          sponsorship in one way or another; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; some are supported by the discretionary authority of the Treasury to purchase certain obligations of the issuer; and others are supported only by the credit of the issuing government agency or instrumentality. These agencies and instrumentalities include, but are not limited to, Federal Land
          Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks,
Federal Home
          Loan Banks, Federal National Mortgage Association, and
Student
          Loan Marketing Association.

          COMMERCIAL PAPER

               The Fund may invest in high-quality commercial paper.
          Commercial paper represents short-term unsecured promissory notes issued in bearer form by bank holding companies, corporations and finance companies. The Fund may invest in commercial paper that, on the date of investment, is rated at least A-2 by Standard &
          Poor's Corporation ("S&P") or P-2 by Moody's Investors
Service,
          Inc. ("Moody's") or, if not rated by S&P or Moody's, issued by companies having an outstanding debt issue rated AAA or AA by S&P or Aaa or Aa by Moody's, or judged by IMI to be of at least equivalent quality.

          BANKING INDUSTRY AND SAVINGS AND LOAN OBLIGATIONS

               The Fund may invest in bank obligations, which may include certificates of deposit, bankers' acceptances and other short-
          term debt obligations. Certificates of deposit are negotiable certificates issued against funds deposited in a commercial bank for a definite period of time and earning a specified return.
          Bankers' acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, that are "accepted" by a bank, meaning, in effect, that the bank unconditionally agrees to pay the face value of the instrument on maturity.

               The Fund may invest in certificates of deposit of large
          domestic banks (i.e., banks that at the time of their most recent annual financial statements show total assets in excess of $1 billion), including foreign branches of such domestic banks, and of smaller banks as described below. The Fund will not invest in certificates of deposit of foreign banks. Investment in
          certificates of deposit issued by foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic banks, including the possible
          imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might
          adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign branch of a domestic bank. Although the Trust recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. The Fund may invest in certificates of deposit issued by banks and savings and loan institutions that at the time of their most recent annual financial statements had total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Fund hold more than $100,000 principal amount of certificates of deposit of any one such bank, and (iii) at the time of acquisition, no more than
          10% of the Fund's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

          WARRANTS

               The Fund may invest in warrants. The Fund's investments in warrants, valued at the lower of cost or market, will not exceed
          5% of the value of its net assets. Included within that amount, but not to exceed 2% of the Fund's net assets, may be warrants that are not listed on either the New York or the American Stock
          Exchanges. Warrants acquired by the Fund in units or attached to securities will be deemed to be without value for purposes of this restriction.

               The holder of a warrant has the right to purchase a given
          number of shares of a particular issuer at a specified price until expiration of the warrant. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not
          necessarily move in tandem with the prices of the underlying securities, and are speculative investments. Warrants pay no dividends and confer no rights other than a purchase option. If a warrant is not exercised by the date of its expiration, the
          Fund will lose its entire investment in such warrant.

                               INVESTMENT RESTRICTIONS

               The Fund's investment objectives as set forth in
the
          Prospectus under "Investment Objective and Policies,"
together
          with the investment restrictions set forth below, are
fundamental
          policies of the Fund and may not be changed without the
approval
          of a majority (as defined in the Investment Company Act
of 1940,
          as amended (the "1940 Act")) of the Fund's outstanding
voting
          shares.      Under these restrictions, the Fund may
not:

               (i) borrow money, except for temporary purposes where
                    investment transactions might advantageously require
                    it. Any such loan may not be for a period in excess of
                    60 days, and the aggregate amount of all outstanding
                    loans may not at any time exceed 10% of the value of
                    the total assets of the Fund at the time any such loan
                    is made;

               (ii) purchase securities on margin;












               (iii)     sell securities short;

               (iv) lend any funds or other assets, except that this
                    restriction shall not prohibit (a) the entry into
                    repurchase agreements or (b) the purchase of publicly
                    distributed bonds, debentures and other
securities of a
                    similar type, or privately placed municipal or
                    corporate bonds, debentures and other
securities of a
                    type customarily purchased by institutional investors
                    or publicly traded in the securities markets;

               (v) participate in an underwriting or selling group in
                    connection with the public distribution of securities
                    except for its own capital stock;

               (vi) invest more than 5% of the value of its total assets in the securities of any one issuer (except obligations of
                    domestic banks or the U.S. Government, its agencies,
                    authorities and instrumentalities);

               (vii)     hold more than 10% of the voting
securities of
                         any one issuer (except obligations of
domestic
                         banks or the U.S. Government, its
agencies,
                         authorities and instrumentalities);

               (viii)    purchase from or sell to any of its
officers or
                         trustees, or firms of which any of them
are
                         members or which they control, any
securities
                         (other than capital stock of the Fund),
but such
                         persons or firms may act as brokers for
the Fund
                         for customary commissions to the extent
permitted
                         by the 1940 Act;

               (ix) purchase or sell real estate or commodities and
                    commodity contracts;

               (x) purchase the securities of any other open-end investment company, except as part of a plan of merger
                    or consolidation;

               (xi) make an investment in securities of companies in any
                    one industry (except obligations of domestic banks or
                    the U.S. Government, its agencies,
authorities, or
                    instrumentalities) if such investment would cause
                    investments in such industry to exceed 25% of the
                    market value of the Fund's total assets at the time of
                    such investment; or

               (xii)     issue senior securities, except as
appropriate to
                         evidence indebtedness which it is
permitted to
                         incur, and except to the extent that
shares of the
                         separate classes or series of the Trust
may be
                         deemed to be senior securities.













               Under the 1940 Act, the Fund is permitted, subject to the
          above investment restrictions, to borrow money only from banks.
          The Trust has no current intention of borrowing amounts in excess of 5% of the Fund's assets. The Fund will continue to interpret fundamental investment restriction (ix) as prohibiting investment in real estate limited partnership interests; this restriction shall not, however, prohibit investment in readily marketable securities of companies that invest in real estate or interests therein, including real estate investment trusts.

                               ADDITIONAL RESTRICTIONS

               The Fund has adopted the following additional restrictions, which are not fundamental and which may be changed without shareholder approval to the extent permitted by applicable law, regulation or regulatory policy. Under these restrictions, the
          Fund may not:

               (i) invest in oil, gas or other mineral leases or exploration or development programs;

               (ii) invest more than 5% of the value of its total assets in the securities of unseasoned issuers,
including their
                    predecessors, which have been in operation for less
                    than three years;

               (iii)     invest more than 5% of the value of its
total
                         assets in the securities of issuers
which are not
                         readily marketable;

               (iv) engage in the purchase and sale of puts, calls,
                    straddles or spreads (except to the extent described in
                    the Prospectus and in this SAI);

               (v)  invest in companies for the purpose of
exercising
                    control of management;

               (vi) purchase any security which it is restricted from
                    selling to the public without registration under the
                    Securities Act of 1933; or

               (vii)     invest more than 5% of its total assets
in
                         warrants, valued at the lower of cost or
market,
                         or more than 2% of its total assets in
warrants,
                         so valued, which are not listed on
either the New
                         York or American Stock Exchanges.

               Whenever an investment objective, policy or restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall, unless otherwise indicated, apply to the Fund only at the time a transaction is entered into.
          Accordingly, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in the percentage which results from circumstances not involving any affirmative action by the Fund (such as a change in market conditions or a change in the Fund's asset level or other circumstances beyond the Fund's control) will not be considered a violation.

                           ADDITIONAL RIGHTS AND PRIVILEGES

               The Trust offers to investors (and except as noted below,
          bears the cost of providing) the following rights and privileges.
          The Trust reserves the right to amend or terminate any one or more of such rights and privileges. Notice of amendments to or terminations of rights and privileges will be provided to
          shareholders in accordance with applicable law.

               Certain of the rights and privileges described below apply to other funds distributed by MIFDI, which funds are not
          described in this SAI.  These funds are:  Ivy Bond
Fund, Ivy
          Canada Fund, Ivy China Region Fund, Ivy Emerging Growth
Fund, Ivy
          Global Fund, Ivy Growth Fund, Ivy Growth with Income
Fund, Ivy
          International Fund, Ivy International Bond Fund, Ivy
Latin
          America Strategy Fund, Ivy New Century Fund and Ivy
Short-Term
          Bond Fund the other twelve series of the Trust; and Mackenzie
          California Municipal Fund, Mackenzie Limited Term
Municipal Fund,
          Mackenzie Florida Limited Term Municipal Fund,
Mackenzie National
          Municipal Fund and Mackenzie New York Municipal Fund, the five series of Mackenzie Series Trust (collectively, with the Fund, the "Ivy Mackenzie Funds"). Before exercising any right or privilege that may relate to any of these funds, investors should obtain the fund's current prospectus.

          AUTOMATIC INVESTMENT METHOD

               The Automatic Investment Method is available for all Trust shareholders. The minimum initial and subsequent investment pursuant to this plan is $50 per month, except in the case of a tax-qualified retirement plan for which the minimum initial and subsequent investment is $25 per month.  The Automatic
Investment
          Method may be discontinued at any time upon receipt of telephone instructions by Mackenzie Ivy Investor Services Corp.
("MIISC")
          or written notice to MIISC from the investor.  See
"Automatic
          Investment Method" in the New Account Application.

          EXCHANGE OF SHARES

               As described in the Fund's Prospectus,
shareholders of the
          Fund have an exchange privilege with certain other Ivy and
          Mackenzie Funds. Before effecting an exchange, shareholders of the Fund should obtain and read the currently effective prospectus for the Ivy or Mackenzie Fund into which the exchange
          is to be made.

               The minimum amount which may be exchanged into an Ivy or
          Mackenzie Fund in which shares are not already held is $1,000.












          No exchange out of the Fund (other than by a complete exchange of all shares of the Fund) may be made if it would reduce the shareholder's interest in the Fund to less than $1,000.


               Each exchange of Fund shares will be made on the basis of
          the relative net asset value per share of each Ivy or Mackenzie
          Fund (into which the exchange is being made) next computed following receipt of telephone instructions by MIISC or a
          properly executed request by MIISC. An exchange from the Fund into any other funds into which exchanges are permitted may be subject to a sales charge, unless such sales charge has already been paid. Exchanges, whether written or telephonic, must be received by MIISC by the close of regular trading on the New York
          Stock Exchange (the "Exchange") (normally 4:00 p.m.,
Eastern
          time) to receive the price computed on the day of receipt;
          exchange requests received after that time will receive the price next determined following receipt of the request. This exchange privilege may be modified or terminated at any time, upon at least 60 days' notice when such notice is required by rules adopted by the Securities and Exchange Commission
("SEC").  See
          "Redemptions."

               An exchange of shares in any fund of the Ivy
Mackenzie Funds
          for shares in another fund generally will result in a taxable gain or loss. Generally, any such taxable gain or loss will be a capital gain or loss (long-term or short-term, depending on the holding period of the shares) in the amount of the difference between the net asset value of the shares surrendered and the shareholder's tax basis for those shares. However, in certain circumstances, shareholders will be ineligible to take sales charges into account in computing taxable gain or loss on an exchange.  See "Taxation."

               With limited exceptions, gain realized by a tax-deferred
          retirement plan will not be taxable to the plan and will not be taxed to the participant until distribution. Each investor should consult his or her tax adviser regarding the tax consequences of an exchange transaction.

          RETIREMENT PLANS

               Shares of the Fund may be purchased in connection with
          several types of tax-deferred retirement plans. Shares of more than one fund distributed by MIFDI may be purchased in a single application establishing a single plan account, and shares held in such an account may be exchanged among the funds in the Ivy
          Mackenzie Funds in accordance with the terms of the applicable plan and the exchange privilege available to all shareholders.
          Initial and subsequent purchase payments in connection with tax-
          deferred retirement plans must be at least $25 per participant.

               The following fees will be charged to individual shareholder accounts as described in the retirement prototype plan document:













               Retirement Plan New Account Fee         No fee
               Retirement Plan Annual Maintenance Fee $10.00 per account

          For shareholders whose retirement accounts are diversified across more than two funds in the Ivy Mackenzie Funds, the annual maintenance fee will be limited to not more than $20.

               The following discussion describes in general terms the tax treatment of certain tax-deferred retirement plans under current
          Federal income tax law. State income tax consequences may vary.
          An individual considering the establishment of a retirement plan should consult with an attorney and/or an accountant with respect to the terms and tax aspects of the plan.

               INDIVIDUAL RETIREMENT ACCOUNTS (IRAS). Shares of the Trust
          may be used as a funding medium for an Individual
Retirement
          Account ("IRA"). Eligible individuals may establish an IRA by adopting a model custodial account available from MIISC, which may impose a charge for establishing the account.
Individuals
          may wish to consult their tax advisers before investing
IRA
          assets in a fund which primarily distributes exempt-interest dividends.

               An individual who has not reached age 70-1/2 and who
          receives compensation or earned income is eligible to contribute to an IRA, whether or not he or she is an active participant in a retirement plan. An individual who receives a distribution from another IRA, a qualified retirement plan, a qualified annuity plan or a tax-sheltered annuity or custodial account
("403(b)
          plan") that qualifies for "rollover" treatment is also eligible to establish an IRA by rolling over the distribution either directly or within 60 days after its receipt. Tax advice should be obtained in connection with planning a rollover contribution to an IRA.

               In general, an eligible individual may contribute
up to the
          lesser of $2,000 or 100% of his or her compensation or
earned
          income to an IRA each year.  If a husband and wife are
both
          employed, and both are under age 70-1/2, each may set
up his or
          her own IRA within these limits.  If both earn at least
$2,000
          per year, the maximum potential contribution is $4,000 per year for both. However, if one spouse has (or elects to be treated as having) no earned income for IRA purposes for a year, the other spouse may contribute to an IRA on his or her behalf.
In such a
          case, the working spouse may contribute up to the lesser of
          $2,250 or 100% or his or her compensation or earned income for the year to IRAs for both spouses, provided that no more than
          $2,000 is contributed to the IRA of either spouse.
Rollover
          contributions are not subject to these limits.

               An individual may deduct his or her annual contributions to an IRA in computing his or her Federal income tax within the limits described above, provided he or she (and his or her spouse, if they file a joint Federal income tax return) is not an active participant in a qualified retirement plan (such as a qualified corporate, sole proprietorship, or partnership pension, profit sharing, 401(k) or stock bonus plan), qualified annuity plan, 403(b) plan, simplified employee pension, or government plan. If he or she (or his or her spouse) is an active participant, a full deduction is only available if he or she has
          adjusted gross income that is no greater than a specified level
          ($40,000 for married couples filing a joint return, $25,000 for single individuals, and $0 for a married individual filing a separate return). The deduction is phased out ratably for active participants with adjusted gross income between certain levels
          ($40,000 and $50,000 for married individuals filing a joint return, $25,000 and $35,000 for single individuals, and $0 and
          $10,000 for married individuals filing separate returns).
          Individuals with income above the specified phase-out level may not deduct their IRA contributions. Rollover contributions are not includible in income for Federal income tax purposes and, therefore, are not deductible from it.

               Generally, earnings on an IRA are not subject to current
          Federal income tax until distributed. Distributions attributable to tax-deductible contributions and to IRA earnings are taxed as ordinary income. Distributions of non-deductible contributions are not subject to Federal income tax. In general, distributions from an IRA to an individual before he or she reaches age 59-1/2 are subject to a nondeductible penalty tax equal to 10% of the taxable amount of the distribution. The 10% penalty tax does not apply to amounts withdrawn from an IRA after the individual reaches age 59-1/2, becomes disabled or dies, or if withdrawn in the form of substantially equal payments over the life or life expectancy of the individual and his or her designated beneficiary, if any. Distributions must begin to be withdrawn
          not later than April 1 of the calendar year following the
          calendar year in which the individual reaches age
70-1/2.
          Failure to take certain minimum required distributions will result in the imposition of a 50% non-deductible penalty tax.
          Extremely large distributions in any one year from an IRA (or from an IRA and other retirement plans) may also result in a penalty tax.

               QUALIFIED PLANS. For those self-employed individuals who
          wish to purchase shares of one or more of the funds in the Ivy
          Mackenzie Funds through a qualified retirement plan, a Retirement
          Plan is available from MIISC. The Retirement Plan may be adopted as a profit sharing plan or a money purchase pension plan. A profit sharing plan permits an annual contribution to be made in an amount determined each year by the self-employed individual within certain limits prescribed by law. A money purchase
          pension plan requires annual contributions at the level specified in the Retirement Plan. There is no set-up fee for qualified plans and the annual maintenance fee is $20.00 per account.

               In general, if a self-employed individual has any common law employees, employees who have met certain minimum age and service requirements must be covered by the Retirement Plan. A self-
          employed individual generally must contribute the same percentage of income for common law employees as for himself or herself.

               A self-employed individual may contribute up to the lesser of $30,000 or 25% of compensation or earned income to a money purchase pension plan or to a combination profit sharing and money purchase pension plan arrangement each year on behalf of each participant. To be deductible, total contributions to a profit sharing plan generally may not exceed 15% of the total compensation or earned income of all participants in the plan, and total contributions to a combination money purchase-profit sharing arrangement generally may not exceed 25% of the total compensation or earned income of all participants. The amount of compensation or earned income of any one participant that may be included in computing the deduction is limited
(generally to
          $150,000 for benefits accruing in plan years beginning after
          1993, with annual inflation adjustments). A self-employed
          individual's contributions to a retirement plan on his or her own behalf must be deducted in computing his or her earned income.

               Corporate employers may also adopt the Retirement
Plan for
          the benefit of their eligible employees. Similar contribution and deduction rules apply to corporate employers.
Distributions
          from the Retirement Plan generally are made after a participant's separation from service. A 10% penalty tax generally applies to distributions to an individual before he or she reaches age
          59-1/2, unless the individual (1) has reached age 55 and
          separated from service; (2) dies; (3) becomes disabled;
(4) uses
          the withdrawal to pay tax-deductible medical expenses;
(5) takes
          the withdrawal as part of a series of substantially equal
          payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
          (6) rolls over the distribution.

               DEFERRED COMPENSATION FOR PUBLIC SCHOOLS AND
CHARITABLE
          ORGANIZATIONS ("403(B)(7) ACCOUNT"). Section 403(b)(7) of the
          Internal Revenue Code of 1986, as amended (the "Code"), permits public school systems and certain charitable organizations to use mutual fund shares held in a custodial account to fund deferred compensation arrangements with their employees. A custodial account agreement is available for those employers whose
          employees wish to purchase shares of the Fund in conjunction with such an arrangement. The special application for a 403(b)(7)
          Account is available from MIISC.

               Distributions from the 403(b)(7) Account may be made only
          following death, disability, separation from service, attainment of age 59-1/2, or incurring a financial hardship.  A
10% penalty
          tax generally applies to distributions to an individual before he or she reaches age 59-1/2, unless the individual has
(1) reached
          age 55 and separated from service; (2) died or become disabled;
          (3) used the withdrawal to pay tax-deductible medical expenses;
          (4) taken the withdrawal as part of a series of substantially equal payments over his or her life expectancy or the joint life expectancy of himself or herself and a designated beneficiary; or
          (5) rolled over the distribution. There is no set-up fee for
          403(b)(7) Accounts and the annual maintenance fee is $20.00.

               SIMPLIFIED EMPLOYEE PENSION ("SEP") IRAS. An employer may
          deduct contributions to a SEP up to the lesser of $30,000 or 15%
          of compensation. SEP accounts generally are subject to all rules applicable to IRA accounts, except the deduction limits, and are subject to certain employee participation requirements.

          SYSTEMATIC WITHDRAWAL PLAN

               A shareholder may establish a Systematic
Withdrawal Plan
          (the "Withdrawal Plan") by telephone instructions to MIISC or by delivery to MIISC of a written election to so redeem, accompanied by a surrender to MIISC of all share certificates then outstanding in the name of such shareholder, properly endorsed by
          him. A Withdrawal Plan may not be established if the investor is currently participating in the Automatic Investment
Method.  The
          Withdrawal Plan may involve the use of principal and, to the extent that it does, depending on the amount withdrawn, the investor's principal may be depleted.

               A redemption under the Withdrawal Plan is a taxable event.
          Investors contemplating participation in the Withdrawal
Plan
          should consult their tax advisers.

               Additional investments in the Fund made by investors
          participating in the Withdrawal Plan must equal at least $1,000 each while the Withdrawal Plan is in effect.

               An investor may terminate his participation in the Withdrawal Plan at any time by delivering written notice to
          MIISC. If all shares held by the investor are liquidated at any time, the Withdrawal Plan will terminate automatically.
The
          Trust or MIMI may terminate the Withdrawal Plan at any time after reasonable notice to shareholders.

          GROUP SYSTEMATIC INVESTMENT PROGRAM

               Shares of the Fund may be purchased in connection with
          investment programs established by employee or other groups using systematic payroll deductions or other systematic payment
          arrangements. The Trust does not itself organize, offer or administer any such programs. However, it may, depending upon the size of the program, waive the minimum initial and additional investment requirements for purchases by individuals in conjunction with programs organized and offered by others.
          Unless shares of the Fund are purchased in conjunction with IRAs
          (see "How to Buy Shares" in the Prospectus), such group systematic investment programs are not entitled to special tax
          benefits under the Code. The Trust reserves the right to refuse any purchase or suspend the offering of shares in connection with group systematic investment programs at any time and to restrict the offering of shareholder privileges, such as Check
Writing and
          other optional privileges, as described in the Prospectus, to shareholders using group systematic investment programs.

               With respect to each shareholder account established on or after September 15, 1972 under a group systematic investment program, The Trust and IMI each currently charge a maintenance fee of $3.00 (or portion thereof) for each twelve-month period
          (or portion thereof) the account is maintained.  The
Trust may
          collect such fee (and any fees due to IMI) through a deduction from distributions to the shareholders involved or by causing on the date the fee is assessed a redemption in each such shareholder account sufficient to pay such fee. The
Trust
          reserves the right to change these fees from time to time without advance notice.

                                PORTFOLIO TRANSACTIONS

               Subject to the overall supervision of the President and the
          Board of Trustees of the Trust, IMI places orders for the
          purchase and sale of the Fund's portfolio securities.
All
          portfolio transactions are effected at the best price and
          execution obtainable. Purchases and sales of debt securities are usually principal transactions and therefore, brokerage commissions are usually not required to be paid by the
Fund for
          such purchases and sales, although the price paid generally includes undisclosed compensation to the dealer. The prices paid to underwriters of newly-issued securities usually include a concession paid by the issuer to the underwriter, and purchases of after-market securities from dealers normally reflect the spread between the bid and asked prices. In connection with over-the-counter ("OTC") transactions, IMI attempts to deal directly with the principal market makers, except in those circumstances where IMI believes that better prices and execution are available elsewhere.

               IMI selects broker-dealers to execute transactions and
          evaluates the reasonableness of commissions on the basis of quality, quantity, and the nature of the firms' professional services. Commissions to be charged and the rendering of
          investment services, including statistical, research, and
          counseling services by brokerage firms, are factors to be
          considered in placing of brokerage business. The types of
          research services provided by brokers may include general
          economic and industry data, and information on securities of specific companies. Research services provided by brokers
          through whom the Trust effects securities transactions may be used by IMI in servicing all of its accounts. In addition, not all of these services may be used by IMI in connection with the services it provides to the Fund or the Trust. IMI may consider sales of Fund shares as a factor in the selection of broker-
          dealers and may select broker-dealers that provide it with research services. IMI will not, however, execute brokerage transactions other than at the best price and execution.

               The Fund may, under some circumstances, accept securities in lieu of cash as payment for Fund shares. The Fund will consider accepting securities only to increase its holdings in a portfolio security or to take a new portfolio position in a security that
          IMI deems to be a desirable investment for the Fund.
While no
          minimum has been established, it is expected that the Fund will not accept securities having an aggregate value of less than $1 million. The Trust may reject in whole or in part any or all offers to pay for Fund shares with securities and may discontinue accepting securities as payment for Fund shares at any time without notice. The Trust will value accepted securities in the manner and at the same time provided for valuing portfolio securities of the Fund, and Fund shares will be sold for net asset value determined at the same time the accepted securities are valued. The Trust will accept only securities which are delivered in proper form and will not accept securities subject to legal restrictions on transfer. The acceptance of securities by the Trust must comply with applicable laws of certain states.













































                                TRUSTEES AND OFFICERS

               The Trustees and Executive Officers of the Trust, their
          business addresses and principal occupations during the past five years are:

                                   Position
                                   with the     Business
Affiliations
          Name, Address, Age       Trust        and Principal
Occupations

          John S. Anderegg, Jr.    Trustee      Chairman,
Dynamics
          60 Concord Street                     Research Corp.
instruments
          Wilmington, MA  01887                 and controls);
Director,
          Age: 71                               Burr-Brown Corp.
                                                (operational
amplifiers);
                                                Director,
Metritage
                                                Incorporated
(level
                                                measuring
instruments);
                                                Trustee of
Mackenzie Series
                                                Trust
(1992-present).

          Paul H. Broyhill         Trustee      Chairman, BMC
Fund, Inc.
          800 Hickory Blvd.                     (1983-present);
Chairman,
          Golfview Park                         Broyhill Family
Foundation,
          Lenoir, NC 28645                      Inc. (1983-
Present);
          Age: 71                               Chairman and
President,
                                                Broyhill
Investments, Inc.
                                                (1983-present);
Chairman,
                                                Broyhill Timber
Resources
                                                (1983-present);
Management
                                                of a personal
portfolio of
                                                fixed-income and
equity
                                                investments
(1983-present);
                                                Trustee of
Mackenzie Series
                                                Trust
(1988-present);
                                                Director of The
Mackenzie
                                                Funds Inc.
(1988-1995).

          Frank W. DeFriece, Jr.   Trustee      Director, Manager
and Vice
          322 Seventh Street                    President,
Massengill-
          Bristol, TN  37620-2218               DeFriece
Foundation
          Age:   74                               (charitable
organization)
                                                  (1950-present);
Trustee
                                                  and Second Vice
Chairman,
                                                  East Tennessee
Public
                                                  Communications
Corp.
                                                  (WSJK-TV)
(1984-present);
                                                  Trustee of
Mackenzie
                                                  Series Trust
(1985-
                                                  present);
Director of The
                                                  Mackenzie Funds
Inc.
                                                  (1987-1995).

          Michael G. Landry, 49*   Trustee      President,
Chairman and












          700 South Federal Hwy.   and          Director of
Mackenzie
          Suite 300                President    Investment
Management Inc.
          Boca Raton, FL  33432                 (1987-present);
President
          Age: 49*                              President and
Director of
          [Deemed to be an                      Ivy Management,
Inc. (1992-
          "interested person"                   present);
Chairman and
          of the Trust, as                      Director of
Mackenzie Ivy
          defined under the                     Investor Services
Corp.
          1940 Act.                             (1993-present);
Director
                                                and President of
Mackenzie
                                                Ivy Funds
Distribution,
                                                Inc. (1993-1994);
Chairman
                                                and Director of
Mackenzie
                                                Ivy Funds
Distribution,
                                                Inc.
(1994-present);
                                                Director and
President of
                                                The Mackenzie
Funds Inc.
                                                (1987-1995);
Trustee and
                                                President of
Mackenzie
                                                Series Trust
(1987-
                                                present).

          Michael R. Peers, 66*    Trustee      Chairman of the
Board,
          c/o Brattle, Inc.        and          Ivy Management,
Inc.
          176 Federal Street,      Chairman     (1984-1991);
Chairman
           5th Floor               of the       of the Board, Ivy
Fund
          Boston, MA  02110        Board        (1974-present);
Private
          Age: 66*                              Investor.
          [Deemed to be an
          "interested person"
          of the Trust, as
          defined under the
          1940 Act.

          Joseph G. Rosenthal      Trustee      Chartered
Accountant
          110 Jardin Drive                      (1958-present);
Trustee
          Unit #12                              of Mackenzie
Series
          Concord, Ontario Canada               Trust
(1985-present);
          L4K 2T7                               Director of The
Mackenzie
          Age: 61                               Funds Inc.
(1987-1995).

          Richard N. Silverman     Trustee      Formerly
President,
          18 Bonnybrook Road                    Hy-Sil
Manufacturing
          Waban, MA  02168                      Company, a
division of
          Age: 71                               Van Leer, U.S.A.,
Inc.
                                                (gift packaging
materials
                                                and metalized
film
                                                products);
Formerly
                                                Director, Waters
                                                Manufacturing Co.
                                                (manufacturer of
electronic
                                                parts); Director,
Panorama
                                                Television
Network.













          J. Brendan Swan          Trustee      President,
Airspray
          4701 North Federal Hwy.               International,
Inc.;
          Suite 465                             Joint Managing
Director,
          Pompano Beach, FL  33064              Airspray
International
          Age: 65                               B.V. (an
environmentally
                                                sensitive
packaging
                                                company);
Director, The
                                                Mackenzie Funds
Inc. (1992-
                                                1995); Trustee of
Mackenzie
                                                Series Trust
(1992-
                                                present).

          Keith J. Carlson         Vice         Senior Vice
President
          700 South Federal Hwy.   President    and Director of
Mackenzie
          Suite 300                             Investment
Management,
          Boca Raton, FL  33432                 Inc.
(1994-present);
          Age: 39                               Senior Vice
President,
                                                Secretary and
Treasurer of
                                                Mackenzie
Investment
                                                Management Inc.
(1985-
                                                1994); Senior
Vice
                                                President and
Director of
                                                Ivy Management,
Inc. (1994-
                                                present); Senior
Vice
                                                President,
Treasurer and
                                                Director of Ivy
Management,
                                                Inc. (1992-1994);
Vice
                                                President of The
Mackenzie
                                                Funds Inc.
(1987-1995);
                                                President and
Director of
                                                Mackenzie Ivy
Investor
                                                Services Corp.
(1993-
                                                present); Vice
President of
                                                Mackenzie Series
Trust
                                                (1994-present);
Treasurer
                                                of Mackenzie
Series Trust
                                                (1985-1994);
President and
                                                Director of
Mackenzie Ivy
                                                Funds
Distribution, Inc.
                                                (1994-present);
Executive
                                                Vice President
and Director
                                                of Mackenzie Ivy
Funds
                                                Distribution,
Inc. (1993-
                                                1994).

          C. William Ferris        Secretary/   Senior Vice
President,
          700 South Federal Hwy.   Treasurer
Secretary/Treasurer
          Suite 300                             and Director of
          Boca Raton, FL  33432                 Mackenzie
Investment
          Age:    51                            Management Inc.
(1994-
                                                present); Senior
Vice
                                                President,
Finance and

Administration/Compliance
                                                Officer of
Mackenzie












                                                Investment
Management Inc.
                                                (1989-1994);
Senior Vice
                                                President,

Secretary/Treasurer and
                                                Clerk of Ivy
Management,
                                                Inc.
(1994-present); Senior
                                                Vice President,
Finance and

Administration/Compliance
                                                Officer of Ivy
Management,
                                                Inc. (1992-1994);
Senior
                                                Vice President,

Secretary/Treasurer and
                                                Clerk of Ivy
Management,
                                                Inc. (1989-1994);
Senior
                                                Vice President,

Secretary/Treasurer of
                                                Mackenzie Ivy
Funds
                                                Distribution,
Inc. (1994-
                                                present);

Secretary/Treasurer and
                                                Director of
Mackenzie Ivy
                                                Funds
Distribution, Inc.
                                                (1993-1994);

Secretary/Treasurer and
                                                Director of
Mackenzie Ivy
                                                Investor Services
Corp.
                                                (1993-present);

Secretary/Treasurer of The
                                                Mackenzie Funds
Inc. (1993-
                                                1995);
Secretary/Treasurer
                                                of Mackenzie
Series Trust
                                                (1994-present).

               As of December 8, 1995, the officers and Trustees of the
          Trust as a group owned 2.44% of the outstanding shares of the
          Fund.

          PERSONAL INVESTMENTS BY EMPLOYEES OF IMI

               Employees of IMI are permitted to make personal securities transactions, subject to requirements and restrictions set forth in IMI's Code of Ethics. The Code of Ethics contains provisions and requirements designed to identify and address certain
          conflicts of interest between personal investment activities and the interests of investment advisory clients such as the Fund.
          Among other things, the Code of Ethics, which generally complies with standards recommended by the Investment Company
Institute's
          Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker
          confirmations and monthly reporting of securities transactions.
          Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of
          Ethics may be granted in particular circumstances after review by appropriate personnel.































































                                  COMPENSATION TABLE
                                       IVY FUND
                        (FISCAL YEAR ENDED DECEMBER 31, 1995)

                                       Pension or
                                       Retirement
Total
                                       Benefits   Estimated
Compensat
                            Aggregate  Accrued as  Annual
ion from
                            Compen-    Part of    Benefits
Trust
          Name,             sation       Fund       Upon
Paid to
          Position          From Trust Expenses   Retirement
Trustees

          John S.           7,112      N/A        N/A
7,112
           Anderegg, Jr.
          (Trustee)

          Paul H.           7,112      N/A        N/A
7,112
           Broyhill
          (Trustee)

          Frank W.          7,112      N/A        N/A
7,112
           DeFriece, Jr.
          (Trustee)

          Michael G.        - 0 -      N/A        N/A
- 0 -
           Landry
          (Trustee and
           President)

          Michael R.        - 0 -      N/A        N/A
- 0 -
           Peers
          (Trustee and
           Chairman of
           the Board)

          Joseph G.         7,112      N/A        N/A
7,112
           Rosenthal
          (Trustee)

          Richard N.        8,000      N/A        N/A
8,000
           Silverman
          (Trustee)

          J. Brendan        7,112      N/A        N/A
7,112
           Swan
           (Trustee)

          Keith J.          - 0 -      N/A        N/A
- 0 -
           Carlson
          (Vice President)

          C. William        - 0 -      N/A        N/A
- 0 -
           Ferris
           (Secretary/Treasurer)













                        INVESTMENT ADVISORY AND OTHER SERVICES

          BUSINESS MANAGEMENT AND INVESTMENT ADVISORY SERVICES

               Ivy Management, Inc. provides business management and
          investment advisory services to the Fund pursuant to a Business
          Management and Investment Advisory Agreement with the
Trust (the
          "Agreement"), which was approved by the shareholders of the Fund on December 30, 1991. Prior to approval by shareholders, the
          Agreement was approved on October 28, 1991 by the Board of
          Trustees, including a majority of the Trustees who are neither
          "interested persons" (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the
          operation of the distribution plan (see "Distribution
Services")
          or in any related agreement (the "Independent
Trustees").  IMI
          also acts as manager and investment adviser to the following investment companies registered under the 1940 Act:
Ivy Bond
          Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy
Emerging Growth
          Fund, Ivy Global Fund, Ivy Growth Fund, Ivy Growth with
Income
          Fund, Ivy International Fund, Ivy International Bond
Fund, Ivy
          Latin America Strategy Fund, Ivy New Century Fund and
Ivy Short-
          Term Bond Fund. IMI is a wholly owned subsidiary of MIMI. MIMI currently acts as manager of and investment adviser to the following investment companies registered under the 1940 Act:
          Mackenzie National Municipal Fund, Mackenzie California
Municipal
          Fund, Mackenzie New York Municipal Fund, Mackenzie
Limited Term
          Municipal Fund and Mackenzie Florida Limited Term
Municipal Fund.
          MIMI is a subsidiary of Mackenzie Financial Corporation
("MFC"),
          150 Bloor Street West, Toronto, Ontario, Canada, a public
          corporation organized under the laws of Ontario whose shares are listed for trading on The Toronto Stock Exchange. MFC is
          registered in Ontario as a mutual fund dealer and advises Ivy
          Canada Fund.

               The Agreement obligates IMI to make investments for the
          account of the Fund in accordance with its best judgment and within the investment objectives and restrictions set forth in the Fund's current Prospectus, the 1940 Act and the provisions of the Code relating to regulated investment companies, subject to policy decisions adopted by the Trust's Board of Trustees. IMI also determines the securities to be purchased or sold by the
          Fund and places orders with brokers or dealers who deal in such securities.

               Under the Agreement, IMI also provides certain business
          management services. IMI is obligated to (1) coordinate with the
          Fund's Custodian and monitor the services it provides to the
          Fund; (2) coordinate with and monitor any other third parties furnishing services to the Fund; (3) provide the Fund with the necessary office space, telephones and other communications facilities as are adequate for the Fund's needs; (4) provide the services of individuals competent to perform administrative and clerical functions which are not performed by employees or other agents engaged by the Fund or by IMI acting in some other
          capacity pursuant to a separate agreement or arrangement with the
          Fund; (5) maintain or supervise the maintenance by third parties of such books and records of the Trust as may be required by applicable Federal or state law; (6) authorize and permit IMI's directors, officers and employees who may be elected or appointed as trustees or officers of the Trust to serve in such capacities;
          and (7) take such other action with respect to the Trust, after approval by the Trust, as may be required by applicable law, including without limitation the rules and regulations of the SEC and of state securities commissions and other regulatory
          agencies.

               For business management and investment advisory services,
          the Fund pays IMI a monthly fee based on the Fund's average daily net assets during the preceding month at an annual rate of 0.40%.
          For the fiscal years ended December 31, 1994, 1993 and 1992, the
          Fund paid IMI $107,960, $91,931 and $73,205,
respectively (of
          which IMI reimbursed $105,984, $164,323 and $137,936,
          respectively, pursuant to the voluntary expense limitation described below).

               The Trust pays the following expenses under the
Agreement:
          (1) the fees and expenses of the Trust's Independent
Trustees;
          (2) the salaries and expenses of any of the Trust's officers or employees who are not affiliated with IMI; (3) interest expenses;
          (4) taxes and governmental fees, including any original issue taxes or transfer taxes applicable to the sale or delivery of shares or certificates therefor; (5) brokerage commissions and other expenses incurred in acquiring or disposing of portfolio securities; (6) the expenses of registering and qualifying shares for sale with the SEC and with various state securities commissions; (7) accounting and legal costs; (8)
insurance
          premiums; (9) fees and expenses of the Trust's custodian and transfer agent and any related services; (10) expenses of
          obtaining quotations of portfolio securities and of pricing shares; (11) expenses of maintaining the Trust's legal existence and of shareholders' meetings; (12) expenses of preparation and distribution to existing shareholders of periodic reports, proxy materials and prospectuses; and (13) fees and expenses of
          membership in industry organizations.

               The Agreement provides that if the Fund's total expenses in any fiscal year exceed the permissible limit applicable to the
          Fund in any state in which its shares are then qualified for sale, IMI will bear the excess expenses. At the present time, the most restrictive state expense limitation provision limits the Fund's annual expenses (excluding interest, taxes, distribution expenses, brokerage commissions and extraordinary
          expenses, and other expenses subject to approval by state
          securities administrators) to 2.5% of the first $30 million of its average daily net assets, 2.0% of the next $70 million and
          1.5% of its average daily net assets over $100 million.














               IMI has agreed to limit the Fund's total operating expenses
          (excluding interest, taxes, brokerage commissions, litigation and indemnification expenses, and other extraordinary expenses) to an annual rate of 0.85% of the Fund's average daily net assets.
          This voluntary expense limitation may be terminated or revised at any time, at which time the Fund's expense may increase and its yield may be reduced, depending on the total assets of the Fund.

               On August 26, 1995, the Board of Trustees, including a
          majority of the Independent Trustees, last approved the continuance of the Agreement. The Agreement will continue in
          effect with respect to the Fund for more than the initial two-
          year period only so long as the continuance is specifically approved at least annually (i) by the vote of a majority of the
          Independent Trustees and (ii) either (a) by the vote of a
          majority of the outstanding voting securities (as defined in the
          1940 Act) of the Fund or (b) by the vote of a majority of the entire Board of Trustees. If the question of continuance of the
          Agreement (or adoption of any new agreement) is presented to shareholders, continuance (or adoption) shall be effected only if approved by the affirmative vote of a majority of the outstanding voting securities of the Fund. See "Capitalization and Voting
          Rights."

               The Agreement may be terminated with respect to the Fund at any time, without payment of any penalty, by a vote of a majority of the Board of Trustees, or by a vote of a majority of the outstanding voting securities of the Fund on 60 days' written notice to IMI, or by IMI on 60 days' written notice to the Trust.
          The Agreement shall terminate automatically in the event of its assignment.

          DISTRIBUTION SERVICES

               MIFDI serves as the exclusive distributor of the Fund shares under an Amended and Restated Distribution Agreement with the
          Trust dated October 23, 1993 (the "Distribution
Agreement").1
          [Effective October 1, 1993, MIFDI, a wholly-owned subsidiary of
          Mimi, succeeded to and is continuing Mimi's
Broker-Dealer
          activities. The provisions of the Trust's previous distribution agreement with Mimi remain unchanged by the succession.] MIFDI distributes Fund shares through broker-dealers who are members of the National Association of Securities Dealers, Inc.
and who have
          executed dealer agreements with MIFDI. MIFDI distributes Fund shares on a continuous basis, but reserves the right to suspend or discontinue distribution on such basis. MIFDI is not
          obligated to sell any specific amount of Fund shares.
Pursuant
          to the Distribution Agreement, the Fund bears, among other expenses, the expenses of registering and qualifying its shares for sale under federal and state securities laws and preparing and distributing to existing shareholders periodic reports, proxy materials and Prospectuses. Shares of the Fund are sold at the
          Fund's net asset value per share without a sales load.













               The Distribution Agreement will continue in effect for
          successive one-year periods, provided that such continuance is specifically approved at least annually by the vote of a majority of the Independent Trustees, cast in person at a meeting called for that purpose and by the vote of either a majority of the entire Board of Trustees or a majority of the outstanding voting securities of the Fund. The Distribution Agreement may be
          terminated with respect to the Fund at any time, without payment of any penalty, by MIFDI on 60 days' written notice to the Trust or by the Fund by vote of either a majority of the outstanding voting securities of the Fund or a majority of the Independent
          Trustees on 60 days' written notice to MIFDI.  The
Distribution
          Agreement shall terminate automatically in the event of its assignment.

               If the Distribution Agreement is terminated (or not renewed)
          with respect to one or more funds of the Trust, it may continue in effect with respect to any fund as to which it has not been terminated (or has been renewed).

               RULE 18F-3 PLAN. On February 23, 1995, the SEC adopted Rule
          18f-3 under the 1940 Act, which permits a registered open-end investment company whose shares are registered on Form
N-1A to
          issue multiple classes of shares in accordance with a written plan approved by the investment company's board of directors/trustees and filed with the SEC. At a meeting held on
          December 1-2, 1995, the Board of Trustees of the Trust adopted a multi-class plan on behalf of the Fund and authorized the
          redesignation of the Fund's shares into Class A and Class B, respectively. The purpose of this redesignation is primarily to enable the transfer agent for the Ivy and Mackenzie funds to track the contingent deferred sales charge period that applies to
          Class B shares of Ivy and Mackenzie funds (other than the Fund)
          that are being exchanged for shares of the Fund. In all other relevant respects, the Fund's Class A and Class B shares are identical (i.e., having the same arrangement for shareholder services and the distribution of securities).

          CUSTODIAN

               Brown Brothers Harriman & Co. ("Brown Brothers"), a private bank and member of the principal securities exchanges, located at
          40 Water Street, Boston, Massachusetts 02109, acts as custodian for the Trust's securities and cash pursuant to a Custodian
          Agreement with the Trust. Its primary responsibility is to maintain custody of the cash and securities in the Fund's
          portfolio. Rules adopted under the 1940 Act permit the Trust to maintain its foreign securities and cash in the custody of certain eligible foreign banks and securities depositories.
          Pursuant to those rules, Brown Brothers Harriman & Co.
has
          entered into subcustodial agreements for the holding of the
          Fund's foreign securities. Brown Brothers may receive, as
          partial payment for its services, a portion of the Trust's brokerage business, subject to its ability to provide best price and execution.

          FUND ACCOUNTING SERVICES

               Pursuant to a Fund Accounting Services Agreement that became effective March 1, 1992, MIMI provides certain accounting and pricing services for the Fund, including bookkeeping and
          computation of daily net asset value. As compensation for those services, the Fund pays MIMI a monthly fee of 0.10% of the Fund's average daily net assets, plus out-of-pocket expenses as
          incurred. For the period from March 1, 1992 through December 31,
          1992, the fiscal years ended December 31, 1993 and 1994, and the six months ended June 30, 1995, the Fund paid MIMI
$16,100,
          $27,783, $30,023 and $14,980, respectively, for such
services.

          TRANSFER AND DIVIDEND PAYING AGENT

               MIISC, a wholly owned subsidiary of MIMI, acts as the Fund's transfer agent pursuant to a Transfer Agency and Shareholder
          Services Agreement. For transfer agency and shareholder
          services, the Fund pays MIISC an annual fee of $22.00 per open account and $4.36 for each account that is closed.  The
Fund also
          reimburses MIISC monthly for out-of-pocket expenses.

          ADMINISTRATOR

               MIMI provides certain administrative services to the Fund
          pursuant to an Administrative Services Agreement, in exchange for a monthly fee at the annual rate of .10% of the Fund's average daily net assets. For the six months ended June 30, 1995 and the fiscal years ended December 31, 1994, 1993 and 1992, the Fund paid MIMI $13,012, $26,990, $22,981 and $18,300,
respectively,
          for such services.

          AUDITORS

               Coopers & Lybrand L.L.P., independent certified public
          accountants, 200 East Las Olas Boulevard, Suite 1700,
Ft.
          Lauderdale, Florida 33301, has been selected as auditors for the
          Trust.  The audit services performed by Coopers &
Lybrand L.L.P.
          include audits of the annual financial statements of each of the funds of the Trust. Other services provided primarily relate to filings with the SEC and the preparation of the Trust's tax returns.

                           CAPITALIZATION AND VOTING RIGHTS

               The capitalization of the Trust consists of an unlimited
          number of shares of beneficial interest (no par value per share).
          When issued, shares of the Fund are fully paid, non-assessable, redeemable and fully transferable. Shares do not have preemptive rights or subscription rights.













               The Amended and Restated Declaration of Trust permits the
          Trustees to create separate series or portfolios and to divide any series or portfolio into one or more classes.  The
Trustees
          have authorized thirteen series, each of which represents a separate investment portfolio. The Trustees have further
          authorized the issuance of Class A and B shares for the Fund, Ivy
          Bond Fund, Ivy Canada Fund, Ivy China Region Fund, Ivy
Emerging
          Growth Fund, Ivy Global Fund, Ivy Growth Fund, Ivy
Growth with
          Income Fund, Ivy International Fund, Ivy International
Bond Fund
          and Ivy Latin America Strategy Fund, Ivy New Century
Fund and Ivy
          Short-Term Bond Fund. The Trustees have also authorized Class I shares for Ivy Short-Term Bond Fund, Ivy Bond Fund and
Ivy
          International Fund, as well as Class C shares for Ivy
Growth with
          Income Fund (issued only to shareholders of Mackenzie
Growth &
          Income Fund, a former series of The Mackenzie Funds
Inc., in
          connection with the reorganization between that fund and Ivy
          Growth with Income Fund and not offered for sale to the public).

               Shareholders have the right to vote for the election of
          Trustees of the Trust and on any and all matters on which they may be entitled to vote by law or by the provisions of the
          Amended and Restated Declaration of Trust. Shares of the Fund
          entitle their holders to one vote per share (with proportionate voting for fractional shares). Shareholders of the Trust vote separately by Fund on any matter submitted to shareholders, except when otherwise required by the 1940 Act, in which case the shareholders of all funds of the Trust affected by the matter in question will vote together. Approval of an investment advisory agreement and a change in fundamental policies would be regarded as matters requiring separate voting by the shareholders of each fund of the Trust. If the Trustees determine that a matter does not affect the interests of the Fund, then the shareholders of the Fund will not be entitled to vote on that matter.
Matters
          that affect the Trust in general, such as ratification of the selection of independent public accountants, will be voted upon collectively by the shareholders of all of the funds that
          comprise the Trust.

               As used in this SAI and the Fund's Prospectus, the phrase
          "majority vote of the outstanding shares" of the Fund means the vote of the lesser of: (1) 67% of the shares of the Fund (or of the Trust) present at a meeting if the holders of more than 50%
          of the outstanding shares are present in person or by proxy; or
          (2) more than 50% of the outstanding shares of the Fund
(or of
          the Trust). **!With respect to the submission to shareholder vote of a matter requiring separate voting by the Fund, the matter shall have been effectively acted upon with respect to the
          Fund if a majority of the outstanding voting securities of the
          Fund votes for the approval of the matter, notwithstanding that:
          (1) the matter has not been approved by a majority of the
          outstanding voting securities of any other fund of the Trust; or
          (2) the matter has not been approved by a majority of the
          outstanding voting securities of the Trust.













               Under Massachusetts law, the Trust's shareholders could,
          under certain circumstances, be held personally liable for the obligations of the Trust. However, the Amended and Restated
          Declaration of Trust disclaims liability of the shareholders,
          Trustees or officers of the Trust for acts or obligations of the
          Trust, which are binding only on the assets and property of the
          Trust, and requires that notice of the disclaimer be given in each contract or obligation entered into or executed by the Trust or its Trustees. The Amended and Restated Declaration of Trust
          provides for indemnification out of fund property for all loss and expense of any shareholder of a Fund held personally liable for the obligations of that Fund. The risk of a shareholder of the Trust incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and, thus, should be considered remote.

               The Trust's shares do not have cumulative voting rights and accordingly the holders of more than 50% of the outstanding shares could elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

               To the knowledge of the Trust, as of November 30,
1995, no
          shareholder owned of record or beneficially 5% or more
of the
          Fund's outstanding shares, except that Bank of New York (custodian) FBO Equity League Pension Fund, 52 William
Street,
          5th Floor, New York, New York 10286, owned of record 1,501,672.060 shares (5.85%); and Amalgamated Bank of
New York
          (custodian) FBO New York Hotel Trades & Hotel
Associates of New
          York City, Inc. Pension Fund, owned of record
1,283,047.750
          shares (5.00%).

                                   NET ASSET VALUE

               The market price at any given time for each Fund share is
          its net asset value. The net asset value per share for the Fund is computed by dividing the value of the total assets of the
          Fund, less all of its liabilities, by the total number of shares of the Fund outstanding. For the purposes of determining the aggregate net assets of the Fund, cash and receivables will be valued at their realizable amounts. The Fund values all of its portfolio securities using the amortized cost method, which involves valuing a security at cost on the date of acquisition and thereafter assuming a constant rate of accretion of discount or amortization of premium. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument.
During such
          periods, the yield to an investor in the Fund may differ somewhat from that obtained in a similar investment company which uses available market quotations to value all of its portfolio
          securities.













               Portfolio securities are valued and net asset value per
          share of the Fund is determined as of the close of regular trading on the Exchange (normally 4:00 p.m., Eastern time) every
          Monday through Friday (exclusive of national business holidays).
          The Trust's offices will be closed, and net asset value will not be calculated, on the following national business holidays: New
          Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Veterans Day, Thanksgiving
Day and
          Christmas Day. On those days when either or both of the Fund's
          Custodian or the New York Stock Exchange close early as a result of such day being a partial holiday or otherwise, the right is reserved to advance the time on that day by which purchase and redemption requests must be received.

               Fund shares will not be sold during any period when the
          determination of the Fund's net asset value is suspended pursuant to rules or orders of the SEC or by the Board of Trustees
          whenever in its judgment it is in the best interest of the Fund to do so.

                                     REDEMPTIONS

               Shares of the Fund are redeemed at their net asset value
          next determined after a redemption request in proper form has been received by MIISC. The Fund does not assess a contingent deferred sales charge.  However, if shares of another
Ivy or
          Mackenzie Fund that are subject to a contingent deferred sales charge are exchanged for shares of the Fund, the contingent deferred sales charge will carry over to the investment in the
          Fund and may be assessed upon redemption.

               Unless a shareholder requests that the proceeds of any
          redemption be wired to his or her bank account, payment for shares tendered for redemption is made by check within seven days after tender in proper form, except that the Trust reserves the right to suspend the right of redemption or to postpone the date of payment upon redemption, to the extent permitted by Federal securities laws, (i) for any period during which the Exchange is closed (other than customary weekend and holiday closing) or during which trading on the Exchange is restricted,
(ii) for any
          period during which an emergency exists as determined by the SEC as a result of which disposal of securities owned by the Fund is not reasonably practicable or it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or
          (iii) for such other periods as the SEC may by order permit for the protection of the Fund's shareholders.

               Under unusual circumstances, when the Board of Trustees
          deems it in the best interest of the Fund's shareholders, the
          Fund may pay for shares repurchased or redeemed, in whole or in part, in securities of the Fund taken at current value.
If any
          such redemption in kind is to be made, the Fund intends to make an election pursuant to Rule 18f-1 under the 1940 Act.
This will
          require the Fund to redeem with cash at a shareholder's election in any case where the redemption involves less than $250,000 (or
          1% of the Fund's net asset value at the beginning of each 90-day period during which such redemptions are in effect, if that amount is less than $250,000). If payment is made in the form of
          Fund securities, the redeeming shareholder may incur brokerage costs in converting such securities to cash.

               Subject to state law restrictions, the Trust may redeem
          those accounts of shareholders who have maintained an investment of less than $1,000 ($250 for retirement plans) in the Fund for a period of more than 12 months. All accounts below that minimum will be redeemed simultaneously when MIMI deems it advisable.
          The $1,000 balance will be determined by actual dollar amounts invested by the shareholder, unaffected by market fluctuations.
          The Trust will notify any such shareholder by certified mail of its intention to redeem such account, and the shareholder shall have 60 days from the date of such letter to invest such
          additional sum as shall raise the value of such account above that minimum. Should the shareholder fail to forward such sum within 60 days of the date of the Trust's letter of notification, the Trust will redeem the shares held in such account and
          transmit the proceeds thereof to the shareholder.
However, those
          shareholders who are investing pursuant to the Automatic
          Investment Method or Group Systematic Investment
Program will not
          be redeemed automatically unless they have ceased making payments pursuant to the plan for a period of at least six consecutive months, and these shareholders will be given six months' notice by the Trust before such redemption. Shareholders in a qualified retirement, pension or profit sharing plan who wish to avoid tax consequences would have to "rollover" any sum so redeemed into another qualified plan within 60 days. The Trustees of the Trust may change the minimum account size.

               If a shareholder has given authorization for telephonic
          redemption privilege, shares can be redeemed and proceeds sent by
          Federal wire to a single previously designated bank account.
          Delivery of the proceeds of a wire redemption request of $250,000 or more may be delayed by the Fund for up to seven days if deemed appropriate under then-current market conditions.  The
Trust
          reserves the right to change this minimum or to terminate the telephonic redemption privilege without prior notice.
The Trust
          cannot be responsible for the efficiency of the Federal wire system of the shareholder's dealer of record or bank.
The
          shareholder is responsible for any charges by the shareholder's bank.

               The Fund employs reasonable procedures that require personal identification prior to acting on redemption or exchange
          instructions communicated by telephone to confirm that such instructions are genuine. In the absence of such procedures, the
          Fund may be liable for any losses due to unauthorized or
          fraudulent telephone instructions.

                                       TAXATION












               The following is a general discussion of certain tax rules thought to be applicable with respect to the Fund. It is merely a summary and is NOT an exhaustive discussion of all possible situations or of all potentially applicable taxes.
Accordingly,
          shareholders and prospective shareholders should consult a competent tax advisor about the tax consequences to them of investing in the Fund.

               GENERAL. The Fund intends to be taxed as a regulated
          investment company under Subchapter M of the Code.
Accordingly,
          the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies;
(b) derive
          in each taxable year less than 30% of its gross income from the sale or other disposition of certain assets held less than three months, namely: (i) stock or securities; (ii) options, futures, or forward contracts (other than those on foreign currencies); or
          (iii) foreign currencies (or options, futures, or forward
          contracts on foreign currencies) that are not directly related to the Fund's principal business of investing in stock or securities
          (or options and futures with respect to stock or securities) (the
          "30% Limitation"); and (c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the Fund's assets is represented by cash, U.S.
Government
          securities, the securities of other regulated investment
          companies and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S.
Government
          securities and the securities of other regulated investment companies).

               As a regulated investment company, the Fund generally will not be subject to U.S. Federal income tax on its income and gains that it distributes to shareholders, if at least 90% of its investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over long-term capital losses) for the taxable year is distributed. The Fund intends to distribute all such income.

               Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a
          nondeductible 4% excise tax at the Fund level. To avoid the tax, the Fund must distribute during each calendar year (1) at least
          98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least
98% of its
          capital gains in excess of its capital losses (adjusted for certain ordinary losses) for the calendar year, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. To avoid application of the excise tax, the Fund intends to make distributions in accordance with the calendar year distribution requirements. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Fund in October, November or
          December of the year with a record date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar
          year the distributions are declared, rather than the calendar year in which the distributions are received.

               DEBT SECURITIES ACQUIRED AT A DISCOUNT. Some of the debt
          securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount
          ("OID") is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures.

               Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be
          acquired by the Fund in the secondary market may be treated as having market discount. Generally, gain recognized on the
          disposition of, and any partial payment of principal on, a debt security having market discount issued after July 18, 1984 is treated as ordinary income to the extent the gain, or principal payment, does not exceed the "accrued market discount" on such debt security. In addition, the deduction of any interest
          expenses attributable to debt securities having market discount may be deferred. Market discount generally accrues in equal daily installments. The Fund may make one or more of the
          elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

               Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the
          Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

               The Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includible in income, even though cash representing such income may not have been received by the Fund.
Cash to pay













          such dividends may be obtained from sales proceeds of securities held by the Fund.

               DISTRIBUTIONS. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S.
corporations by the
          Fund, may qualify for the dividends received deduction.
However,
          the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction.
          Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable as long-term capital gains, whether paid in cash or in shares, regardless of how long the shareholder has held the Fund's shares and are not eligible for the dividends received deduction.
          Shareholders receiving distributions in the form of newly issued shares will have a cost basis in each share received equal to the net asset value of a share of the Fund on the reinvestment date.
          Shareholders will be notified annually as to the U.S.
Federal tax
          status of distributions and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

               If the net asset value of shares is reduced below a
          shareholder's cost as a result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at this time may reflect the amount of the forthcoming distribution.
          Those purchasing just prior to a distribution will receive a distribution which generally will be taxable to them.

               DISPOSITION OF SHARES. Upon a redemption, sale or exchange of his or her shares, a shareholder generally will realize a taxable gain or loss depending upon his or her basis in the shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning
          30 days before and ending 30 days after the shares are disposed
          of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the sale of Fund shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been
          received by the shareholder with respect to such shares.













               In some cases, shareholders will not be permitted to take
          all or a portion of their sales loads into account for purposes of determining the amount of gain or loss realized on the
          disposition of their shares. This prohibition generally applies where (1) the shareholder incurs a sales load in acquiring the shares of a Fund, (2) the shares are disposed of before the 91st day after the date on which they were acquired, and (3) the shareholder subsequently acquires shares in the same
Fund or
          another regulated investment company and the otherwise applicable sales charge is reduced under a "reinvestment right" received upon the initial purchase of Fund shares.  The term
"reinvestment
          right" means any right to acquire shares of one or more regulated investment companies without the payment of a sales load or with the payment of a reduced sales charge. Sales charges affected by this rule are treated as if they were incurred with respect to the shares acquired under the reinvestment right. This provision may be applied to successive acquisitions of fund shares.

               BACKUP WITHHOLDING. The Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions and, in certain circumstances, gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All such distributions and proceeds will be
          subject to withholding of Federal income tax at a rate of 31%
          ("backup withholding") in the case of non-exempt shareholders if
          (1) the shareholder fails to furnish the Fund with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced
          by the amounts required to be withheld.

               OTHER INFORMATION. Distributions may also be subject to
          additional state, local and foreign taxes depending on each shareholder's particular situation.  Non-U.S.
shareholders may be
          subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not purport to deal with all of the tax consequences applicable to the Fund or its
          shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                                 CALCULATION OF YIELD

               The Fund's current and effective yield quotations as they
          may appear in the Prospectus, this SAI, advertising or sales literature are calculated by standard methods prescribed by the
          SEC.













               STANDARDIZED YIELD QUOTATIONS. The Fund's current yield
          quotation is computed by determining the net change, exclusive of capital changes (I.E., realized gains and losses from the sale of securities and unrealized appreciation and depreciation), in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the base period, subtracting a hypothetical charge reflecting expense deductions from the hypothetical account, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return. This base period return is then multiplied by 365/7 with the resulting yield figure carried to the nearest
          100th of 1%. The determination of net change in account value reflects the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and any such additional shares, and all fees, other than non-recurring account or sales charges, that are charged to all shareholder accounts in the Fund in proportion to the length of the base period. For any account fees that vary with the size of the account in the Fund, the account fee used for purposes of the yield computation is assumed to be the fee that would be charged to the mean account size of the Fund.

               The Fund also may advertise a quotation of effective yield together with its current yield. Effective yield is computed by compounding the unannualized base period return (as determined in the preceding paragraph) by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and
          subtracting 1 from the result, according to the following
          formula:

               Effective Yield = (base period return + 1)365/7  -
1

               The Fund's current yield and effective yield for the seven-
          day period ended June 30, 1995 were 4.99% and 5.11%, respectively. IMI currently reimburses the Fund to limit
          ordinary operating expenses to 0.85% of average net assets.
          Without reimbursement, the Fund's current yield and effective yield for this period would have been 3.55% and 3.61%, respectively.

               OTHER QUOTATIONS, COMPARISONS AND GENERAL
INFORMATION.  The
          foregoing computation methods are prescribed for advertising and other communications subject to SEC Rule 482.
Communications not
          subject to this rule may contain a number of different measures of performance, computation methods and assumptions, including but not limited to: historical total returns; results of actual or hypothetical investments; changes in dividends, distributions or share values; or any graphic illustration of such data. These data may cover any period of the Trust's existence and may or may not include the impact of sales charges, taxes or other factors.

               Performance quotations for the Fund will vary from time to time depending on market conditions, the composition of the
          Fund's portfolio and operating expenses of the Fund.
The












          voluntary expense reimbursement by IMI with respect to the Fund has the effect of increasing yields of the Fund. These factors and possible differences in the methods used in calculating yields should be considered when comparing performance information regarding the Fund to information published for other
          investment companies and other investment vehicles.
Yields
          should also be considered relative to changes in the value of the
          Fund's shares and the risk associated with the Fund's investment objective and policies. At any time in the future, yields may be higher or lower than past yields and there can be no assurance that any historical yield quotation will continue in the future.

               The Fund may also cite endorsements or use for comparison
          its performance rankings and listings reported in such newspapers or business or consumer publications as, among others:
AAII
          Journal, Barron's, Boston Business Journal, Boston
Globe, Boston
          Herald, Business Week, Consumer's Digest, Consumer
Guide
          Publications, Changing Times, Financial Planning,
Financial
          World, Forbes, Fortune, Growth Fund Guide, Houston
Post,
          Institutional Investor, International Fund Monitor,
Investor's
          Daily, Los Angeles Times, Medical Economics, Miami
Herald, Money
          Mutual Fund Forecaster, Mutual Fund Letter, Mutual Fund
Source
          Book, Mutual Fund Values, National Underwriter Nelson's
Director
          of Investment Managers, New York Times, Newsweek, No
Load Fund
          Investor, No Load Fund* X, Oakland Tribune, Pension
World,
          Pensions and Investment Age, Personal Investor, Rugg and Steele,
          Time, U.S.  News and World Report, USA Today, The Wall
Street
          Journal, and Washington Post.

                                 FINANCIAL STATEMENTS

               The Portfolio of Investments as of June 30, 1995, the
          Statement of Assets and Liabilities as of June 30,
1995, the
          Statement of Operations for the six months ended June
30, 1995,
          the Statement of Changes in Net Assets for the six months ended
          June 30, 1995 and the fiscal year ended December 31, 1994,
          Financial Highlights, and the Notes to Financial
Statements are
          included in the Fund's June 30, 1995 Semi-Annual Report to
          Shareholders (unaudited) (the "Semi-Annual Report"), which is incorporated by reference into this SAI. The Portfolio of
          Investments as of December 31, 1994, the Statement of
Assets and
          Liabilities as of December 31, 1994, the Statement of
Operations
          for the fiscal year ended December 31, 1994, the Statement of
          Changes in Net Assets for the fiscal years ended
December 31,
          1994 and December 31, 1993, Financial Highlights, the
Notes to
          Financial Statements, and Report of Independent
Accountants are
          included in the Fund's December 31, 1994 Annual Report to
          Shareholders (the "Annual Report"), which is also incorporated by reference into this SAI.  Copies of the Semi-Annual
Report and
          the Annual Report may be obtained upon request and without charge from the Trust at the Distributor's address and telephone number provided on the cover page of this SAI.














                                      APPENDIX A
              DESCRIPTION OF STANDARD & POOR'S CORPORATION
("S&P") AND
            MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") CORPORATE
BOND AND
           COMMERCIAL PAPER RATINGS2  [From "Moody's Bond
Record," November
          1994 Issue  (Moody's Investor Service, New York, 1994),
and
          "Standard & Poor's Municipal Ratings Handbook," October
1994
          Issue (McGraw Hill, New York, 1994).]


          MOODY'S:

               (a) CORPORATE BONDS. Bonds rated Aaa by Moody's are judged by Moody's to be of the best quality, carrying the smallest degree of investment risk. Interest payments are protected by a large or exceptionally stable margin and principal is secure.
          Bonds rated Aa are judged by Moody's to be of high quality by all standards. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuations of protective elements may be of greater
          amplitude, or there may be other elements present which make the long-term risks appear somewhat larger than those applicable to
          Aaa securities. Bonds which are rated A by Moody's possess many favorable investment attributes and are considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

               Bonds rated Baa by Moody's are considered medium-grade
          obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear
          adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as
          well. Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class. Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of
          interest and principal payments of or maintenance of other terms of the contract over any long period of time may be small.

               Bonds which are rated Caa are of poor standing.
Such
          issues may be in default or there may be present elements of danger with respect to principal or interest. Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings. Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.













               (b) COMMERCIAL PAPER. The Prime rating is the highest
          commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
          (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an
          appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in
          relation to competition and customer acceptance; (4) liquidity;
          (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and
          (8) recognition by management of obligations which may be present or may arise as a result of public interest questions and
          preparations to meet such obligations. Issuers within this Prime category may be given ratings 1, 2 or 3, depending on the
          relative strengths of these factors. The designation of Prime-1 indicates the highest quality repayment capacity of the rated issue.

          S&P:

               (a)  CORPORATE BONDS.  An S&P corporate debt
rating is a
          current assessment of the creditworthiness of an obligor with respect to a specific obligation. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. The ratings described below may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

               Debt rated AAA by S&P is considered by S&P to be the highest grade obligation. Capacity to pay interest and repay principal is extremely strong. Debt rated AA is judged by S&P to have a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic
          conditions than debt in higher rated categories.

               Debt rated BBB by S&P is regarded by S&P as having an
          adequate capacity to pay interest and repay principal.
Although
          such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than debt in higher rated categories.

               Debt rated BB, B, CCC, CC and C is regarded as having
          predominately speculative characteristics with respect to
          capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or exposures to adverse conditions. Debt rated BB has less near-term vulnerability to default than other speculative issues.
However,












          it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to inadequate capacity to meet timely interest and principal
          payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied
          BBB- rating. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating. Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal.
In the
          event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt
          subordinated to senior debt that is assigned an actual or implied
          B or B- rating. The rating CC typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating. The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

               (b) COMMERCIAL PAPER. An S&P commercial paper rating is a
          current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.


               Commercial paper rated A by S&P has the following characteristics: (i) liquidity ratios are adequate to meet cash
          requirements; (ii) long-term senior debt rating should be A or better, although in some cases BBB credits may be allowed if other factors outweigh the BBB; (iii) the issuer should have access to at least one additional channel of borrowing;
(iv)
          basic earnings and cash flow should have an upward trend with allowances made for unusual circumstances; and (v) typically the issuer's industry should be well established and the issuer should have a strong position within its industry and the
          reliability and quality of management should be unquestioned.
          Issues rated A are further referred to by use of numbers 1, 2 and
          3 to denote relative strength within this highest classification.
          For example, the A-1 designation indicates that the degree of safety regarding timely payment of debt is strong.

               Issues rated B are regarded as having only speculative
          capacity for timely payment. The C rating is assigned to short-
          term debt obligations with a doubtful capacity for payment.

          1/3/95













          PART C.   OTHER INFORMATION

          Item 24:  Financial Statements and Exhibits

               (a)  Financial Statements:

                    Contained in Part A:  Financial Highlights

                    Incorporated by reference in Part B:

                         June 30, 1995 Semi-Annual Report to
Shareholders
                         of Ivy Money Market Fund:

                         -    Portfolios of Investments at June
30, 1995
                         -    Statement of Assets and Liabilities
as of
                              June 30, 1995
                         -    Statement of Operations for the
fiscal year
                              ended June 30, 1995
                         -    Statement of Changes in Net Assets
for the
                              six months ended June 30, 1995
(Unaudited)
                         -    Financial Highlights for the years
ended
                              December 31, 1990, 1991, 1992, 1993
and 1994
                              and  the six months ended June 30,
1995
                         -    Notes to Financial Statements as of
June 30,
                              1995

                         December 31, 1994 Annual Report to
Shareholders of
                         Ivy Money Market Fund:

                         -    Portfolio of Investments as of
December 31,
                              1994
                         -    Statement of Assets and Liabilities
as of
                              December 31, 1994
                         -    Statement of Operations for the
fiscal year
                              ended December 31, 1994
                         -    Statement of Changes in Net Assets
for the
                              fiscal years ended December 31,
1994 and
                              December 31, 1993
                         -    Financial Highlights for the years
ended
                              December 31, 1990, 1991, 1992, 1993
and 1994
                         -    Notes to Financial Statements as of
December
                              31, 1994
                         -    Report of Independent Accountants

               (b)  Exhibits:

                    1.   (a)  Amended and Restated Declaration of
Trust
                              dated December 10, 1992 filed with
Post-
                              Effective Amendment No. 71 to
Registration
                              Statement No. 2-17613 and
incorporated by
                              reference herein.

                         (b)  Amendment to Amended and Restated
Declaration
                              of Trust filed with Post-Effective
Amendment












                              No. 73 to Registration Statement
No. 2-17613
                              and incorporated by reference
herein.

                         (c)  Amendment to Amended and Restated
Declaration
                              of Trust filed with Post-Effective
Amendment
                              No. 74 to Registration Statement
No. 2-17613
                              and incorporated by reference
herein.

                         (d)  Establishment and Designation of
Additional
                              Series (Ivy Emerging Growth Fund)
filed with
                              Post-Effective Amendment No. 73 to
                              Registration Statement No. 2-17613
and
                              incorporated by reference herein.

                         (e)  Redesignation of Shares (Ivy Growth
with
                              Income Fund--Class A) and
Establishment and
                              Designation of Additional Class
(Ivy Growth
                              with Income Fund--Class C) filed
with Post-
                              Effective Amendment No. 73 to
Registration
                              Statement No. 2-17613 and
incorporated by
                              reference herein.

                         (f)  Redesignation of Shares (Ivy
Emerging Growth
                              Fund--Class A, Ivy Growth
Fund--Class A and
                              Ivy International Fund--Class A)
filed with
                              Post-Effective Amendment No. 74 to
                              Registration Statement No. 2-17613
and
                              incorporated by reference herein.

                         (g)  Establishment and Designation of
Additional
                              Series (Ivy China Region Fund)
filed with
                              Post-Effective Amendment No. 74 to
                              Registration Statement No. 2-17613
and
                              incorporated by reference herein.

                         (h)  Establishment and Designation of
Additional
                              Class (Ivy China Region Fund--Class
B, Ivy
                              Emerging Growth Fund--Class B, Ivy
Growth
                              Fund--Class B, Ivy Growth with
Income Fund--
                              Class B and Ivy International
Fund--Class B)
                              filed with Post-Effective Amendment
No. 74
                              for Registration Statement No.
2-17613 and
                              incorporated by reference herein.

                         (i)  Establishment and Designation of
Additional
                              Class (Ivy International
Fund--Class I) filed
                              with Post-Effective Amendment No.
74 for
                              Registration Statement No. 2-17613
and
                              incorporated by reference herein.

                         (j)  Establishment and Designation of
Series and
                              Classes (Ivy Latin American
Strategy Fund--
                              Class A and Class B, Ivy New
Century Fund--
                              Class A and Class B) filed with
Post-












                              Effective Amendment No. 75 to
Registration
                              Statement No. 2-17613 and
incorporated by
                              reference herein.

                         (k)  Establishment and Designation of
Series and
                              Classes (Ivy International Bond
Fund--Class A
                              and Class B) filed with
Post-Effective
                              Amendment No. 76 to Registration
Statement
                              No. 2-17613 and incorporated by
reference
                              herein.

                         (l)  Establishment and Designation of
Series and
                              Classes (Ivy Bond Fund, Ivy Canada
Fund, Ivy
                              Global Fund, Ivy Short-Term U.S.
Government
                              Securities Fund (now known as Ivy
Short-Term
                              Bond Fund) -- Class A and Class B)
filed with
                              Post-Effective Amendment No. 77 to
                              Registration Statement No. 2-17613
and
                              incorporated by reference herein.

                         (m)  Redesignation of Ivy Short-Term
U.S.
                              Government Securities Fund as Ivy
Short-Term
                              Bond Fund filed with Post-Effective
Amendment
                              No. 81 to Registration Statement
No. 2-17613
                              and incorporated by reference
herein.

                    2.   By-Laws, as amended and filed with
Post-Effective
                         Amendment No. 48 to Registration
Statement No. 2-
                         17613 and incorporated by reference
herein.

                    3.   Not Applicable

                    4.   (a)  Specimen Securities for Ivy Growth
Fund, Ivy
                              Growth with Income Fund, Ivy
International
                              Fund and Ivy Money Market Fund
filed with
                              Post-Effective Amendment No. 49 to
                              Registration Statement No. 2-17613
and
                              incorporated by reference herein.

                         (b)  Specimen Security for Ivy Emerging
Growth
                              Fund filed with Post-Effective
Amendment No.
                              70 to Registration Statement No.
2-17613 and
                              incorporated by reference herein.

                         (c)  Specimen Security for Ivy China
Region Fund
                              filed with Post-Effective Amendment
No. 74 to
                              Registration Statement No. 2-17613
and
                              incorporated by reference herein.

                         (d)  Specimen Security for Ivy Latin
American
                              Strategy Fund filed with
Post-Effective
                              Amendment No. 75 to Registration
Statement
                              No. 2-17613 and incorporated by
reference
                              herein.












                         (e)  Specimen Security for Ivy New
Century Fund
                              filed with Post-Effective Amendment
No. 75 to
                              Registration Statement No. 2-17613
and
                              incorporated by reference herein.

                         (f)  Specimen Security for Ivy
International Bond
                              Fund filed with Post-Effective
Amendment No.
                              76 to Registration Statement No.
2-17613 and
                              incorporated by reference herein.

                         (g)  Specimen Securities for Ivy Bond
Fund, Ivy
                              Canada Fund, Ivy Global Fund, and
Ivy Short-
                              Term U.S. Government Securities
Fund filed
                              with Post-Effective Amendment No.
77 to
                              Registration Statement No. 2-17613
and
                              incorporated by reference herein.

                    5.   (a)  Master Business Management and
Investment
                              Advisory Agreement between Ivy Fund
and Ivy
                              Management Inc. and Supplements for
Ivy
                              Growth Fund, Ivy Growth with Income
Fund, Ivy
                              International Fund and Ivy Money
Market Fund
                              filed with Post-Effective Amendment
No. 68 to
                              Registration Statement No. 2-17613
and
                              incorporated by reference herein.

                         (b)  Subadvisory Contract by and among
Ivy Fund,
                              Ivy Management Inc. and Boston
Overseas
                              Investors, Inc. filed with
Post-Effective
                              Amendment No. 68 to Registration
Statement
                              No. 2-17613 and incorporated by the
reference
                              herein.

                         (c)  Assignment Agreement relating to
Subadvisory
                              Contract filed with Post-Effective
Amendment
                              No. 74 to Registration Statement
No. 2-17613
                              and incorporated by reference
herein.

                         (d)  Business Management and Investment
Advisory
                              Agreement Supplement for Ivy
Emerging Growth
                              Fund filed with Post-Effective
Amendment No.
                              74 to Registration Statement No.
2-17613 and
                              incorporated by reference herein.

                         (e)  Business Management and Investment
Advisory
                              Agreement Supplement for Ivy China
Region
                              Fund filed with Post-Effective
Amendment No.
                              71 to Registration Statement No.
2-17613 and
                              incorporated by reference herein.

                         (f)  Form of Business Management and
Investment
                              Advisory Supplement for Ivy Latin
America
                              Strategy Fund filed with
Post-Effective
                              Amendment No. 75 to Registration
Statement












                              No. 2-17613 and incorporated by
reference
                              herein.

                         (g)  Form of Business Management and
Investment
                              Advisory Agreement Supplement for
Ivy New
                              Century Fund filed with
Post-Effective
                              Amendment No. 75 to Registration
Statement
                              No. 2-17613 and incorporated by
reference
                              herein.

                         (h)  Form of Business Management and
Investment
                              Advisory Agreement Supplement for
Ivy
                              International Bond Fund filed with
Post-
                              Effective Amendment No. 76 to
Registration
                              Statement No. 2-17613 and
incorporated by
                              reference herein.

                         (i)  Business Management and Investment
Advisory
                              Agreement Supplement for Ivy Bond
Fund, Ivy
                              Global Fund and Ivy Short-Term U.S.
                              Government Securities Fund filed
with Post-
                              Effective Amendment No. 81 to
Registration
                              Statement No. 2-17613 and
incorporated by
                              reference herein.

                         (j)  Master Business Management
Agreement between
                              Ivy Fund and Ivy Management Inc.
filed with
                              Post-Effective Amendment No. 81 to
                              Registration Statement No. 2-17613
and
                              incorporated by reference herein.

                         (k)  Form of Supplement to Master
Business
                              Agreement between Ivy Fund and Ivy
Management
                              Inc.--Ivy Canada Fund filed with
Post-
                              Effective Amendment No. 77 to
Registration
                              Statement No. 2-17613 and
incorporated by
                              reference herein.

                         (l)  Form of Investment Advisory
Agreement between
                              Ivy Fund and Mackenzie Financial
Corporation
                              filed with Post-Effective Amendment
No. 77 to
                              Registration Statement No. 2-17613
and
                              incorporated by reference herein.

                    6.   (a)  Dealer Agreement, as amended and
filed with
                              Post-Effective Amendment No. 70 to
                              Registration Statement No. 2-17613
and
                              incorporated by reference herein.

                         (b)  Amended and Restated Distribution
Agreement
                              filed with Post-Effective Amendment
No. 73 to
                              Registration Statement No. 2-17613
and
                              incorporated by reference herein.













                    7.   Not Applicable

                    8.   Custodian Agreement between Ivy Fund and
Brown
                         Brothers Harriman & Co. filed with
Post-Effective
                         Amendment No. 74 to Registration No.
2-17613 and
                         incorporated by reference herein.

                    9.   (a)  Master Administrative Services
Agreement
                              between Ivy Fund and Mackenzie
Investment
                              Management Inc. and Supplements for
Ivy
                              Growth Fund, Ivy Growth with Income
Fund, Ivy
                              International Fund and Ivy Money
Market Fund
                              filed with Post-Effective Amendment
No. 68 to
                              Registration Statement No. 2-17613
and
                              incorporated by reference herein.

                         (b)  Addendum to Administrative Services
Agreement
                              Supplement for Ivy International
Fund filed
                              with Post-Effective Amendment No.
74 to
                              Registration Statement No. 2-17613
and
                              incorporated by reference herein.

                         (c)  Administrative Services Agreement
Supplement
                              for Ivy Emerging Growth Fund filed
with Post-
                              Effective Amendment No. 73 to
Registration
                              Statement No. 2-17613 and
incorporated by
                              reference herein.

                         (d)  Administrative Services Agreement
Supplement
                              for Ivy China Region Fund filed
with Post-
                              Effective Amendment No. 73 to
Registration
                              Statement No. 2-17613 and
incorporated by
                              reference herein.

                         (e)  Administrative Services Agreement
Supplement
                              for Class I Shares of Ivy
International Fund
                              filed with Post-Effective Amendment
No. 74 to
                              Registration Statement No. 2-17613
and
                              incorporated by reference herein.

                         (f)  Master Fund Accounting Services
Agreement
                              between Ivy Fund and Mackenzie
Investment
                              Management Inc. and Supplements for
Ivy
                              Growth Fund, Ivy Emerging Growth
Fund and Ivy
                              Money Market Fund filed with
Post-Effective
                              Amendment No. 73 to Registration
Statement
                              No. 2-17613 and incorporated by
reference
                              herein.

                         (g)  Fund Accounting Services Agreement
Supplement
                              for Ivy Growth with Income Fund
filed with
                              Post-Effective Amendment No. 73 to
                              Registration Statement No. 2-17613
and
                              incorporated by reference herein.












                         (h)  Fund Accounting Services Agreement
Supplement
                              for Ivy China Region Fund filed
with Post-
                              Effective Amendment No. 73 to
Registration
                              Statement No. 2-17613 and
incorporated by
                              reference herein.

                         (i)  Transfer Agency and Shareholder
Services
                              Agreement between Ivy Fund and Ivy
Management
                              Inc. filed with Post-Effective
Amendment No.
                              71 to Registration Statement No.
2-17613 and
                              incorporated by reference herein.

                         (j)  Addendum to Transfer Agency and
Shareholder
                              Services Agreement filed with
Post-Effective
                              Amendment No. 73 to Registration
Statement
                              No. 2-17613 and incorporated by
reference
                              herein.

                         (k)  Assignment Agreement relating to
Transfer
                              Agency and Shareholder Services
Agreement
                              filed with Post-Effective Amendment
No. 74 to
                              Registration Statement No. 2-17613
and
                              incorporated by reference herein.

                         (l)  Form of Administrative Services
Agreement
                              Supplement for Ivy Latin America
Strategy
                              Fund filed with Post-Effective
Amendment No.
                              75 to Registration Statement No.
2-17613 and
                              incorporated by reference herein.

                         (m)  Form of Administrative Services
Agreement
                              Supplement for Ivy New Century Fund
filed
                              with Post-Effective Amendment No.
75 to
                              Registration Statement No. 2-17613
and
                              incorporated by reference herein.

                         (n)  Form of Fund Accounting Services
Agreement
                              Supplement for Ivy Latin America
Strategy
                              Fund filed with Post-Effective
Amendment No.
                              75 to Registration Statement No.
2-17613 and
                              incorporated by reference herein.

                         (o)  Form of Fund Accounting Services
Agreement
                              Supplement for Ivy New Century Fund
filed
                              with Post-Effective Amendment No.
75 to
                              Registration Statement No. 2-17613
and
                              incorporated by reference herein.

                         (p)  Form of Administrative Services
Agreement
                              Supplement for Ivy International
Bond Fund
                              filed with Post-Effective Amendment
No. 76 to
                              Registration Statement No. 2-17613
and
                              incorporated by reference herein.













                         (q)  Form of Fund Accounting Services
Agreement
                              Supplement for  International Bond
Fund filed
                              with Post-Effective Amendment No.
76 to
                              Registration Statement No. 2-17613
and
                              incorporated by reference herein.

                         (r)  Addendum to Transfer Agency and
Shareholder
                              Services Agreement filed with
Post-Effective
                              Amendment No. 76 to Registration
Statement
                              No. 2-17613 and incorporated by
reference
                              herein.

                         (s)  Addendum to Transfer Agency and
Shareholder
                              Services Agreement filed with
Post-Effective
                              Amendment No. 77 to Registration
Statement
                              No. 2-17613 and incorporated by
reference
                              herein.

                         (t)  Administrative Services Agreement
Supplement
                              for Ivy Bond Fund, Ivy Global Fund
and Ivy
                              Short-Term U.S. Government
Securities Fund
                              filed with Post-Effective Amendment
No. 81 to
                              Registration Statement No. 2-17613
and
                              incorporated by reference herein.

                         (u)  Fund Accounting Services Agreement
Supplement
                              for Ivy Bond Fund, Ivy Global Fund
and Ivy
                              Short-Term U.S. Government
Securities Fund
                              filed with Post-Effective Amendment
No. 81 to
                              Registration Statement No. 2-17613
and
                              incorporated by reference herein.

                    10.  Opinion and Consent of Dechert Price &
Rhoads
                         filed on February 28, 1995 with Ivy
Fund's most
                         recent 24f-2 Notice and incorporated by
reference
                         herein.

                    11.  Opinion and Consent of Coopers & Lybrand
L.L.P.,
                         included herewith.

                    12.  Financial Statements incorporated by
reference
                         herein:

                         (a)  Semi-Annual Report to Shareholders
of Ivy
                              Money Market Fund for the six
months ended
                              June 30, 1995 filed with the
Securities and
                              Exchange Commission on August 29,
1995.

                         (b)  Annual Reports to Shareholders for
the fiscal
                              year ended December 31, 1994 filed
with Post-
                              Effective Amendment No. 82 to
Registration
                              Statement No. 2-17613 for Ivy China
Region
                              Fund, Ivy Emerging Growth Fund, Ivy
Growth
                              Fund, Ivy Growth with Income Fund,
Ivy












                              International Fund, Ivy
International Bond
                              Fund, Ivy Latin America Strategy
Fund, Ivy
                              Money Market Fund and Ivy New
Century Fund.

                         (c)  Annual Reports to Shareholders for
the fiscal
                              year ended June 30, 1994 filed with
Post-
                              Effective Amendment No. 77 to
Registration
                              Statement No. 2-17613 for Mackenzie
Fixed
                              Income Trust (now Ivy Bond Fund),
Mackenzie
                              Canada Fund (now Ivy Canada Fund),
Mackenzie
                              Global Fund (now Ivy Global Fund)
and
                              Mackenzie Adjustable U.S.
Government
                              Securities Fund (now Ivy Short-Term
Bond
                              Fund).

                    13.  Not applicable

                    14.  Not applicable

                    15.  (a)  Amended and Restated Distribution
Plan for
                              Class A shares of Ivy China Region
Fund, Ivy
                              Growth Fund, Ivy Growth with Income
Fund, Ivy
                              International Fund and Ivy Emerging
Growth
                              Fund filed with Post-Effective
Amendment No.
                              73 to Registration Statement No.
2-17613 and
                              incorporated by reference herein.

                         (b)  Distribution Plan for Class B
shares of Ivy
                              China Region Fund, Ivy Growth Fund,
Ivy
                              Growth with Income Fund, Ivy
International
                              Fund and Ivy Emerging Growth Fund
filed with
                              Post-Effective Amendment No. 73 to
                              Registration Statement No. 2-17613
and
                              incorporated by reference herein.

                         (c)  Distribution Plan for Class C
shares of Ivy
                              Growth with Income Fund filed with
Post-
                              Effective Amendment No. 73 to
Registration
                              Statement No. 2-17613 and
incorporated by
                              reference herein.

                         (d)  Form of Rule 12b-1 Related
Agreement filed
                              with Post-Effective Amendment No.
73 to
                              Registration Statement No. 2-17613
and
                              incorporated by reference herein.

                         (e)  Supplement to Master Amended and
Restated
                              Distribution Plan for Ivy Fund
Class A Shares
                              filed with Post-Effective Amendment
No. 76 to
                              Registration Statement No. 2-17613
and
                              incorporated by reference herein.

                         (f)  Supplement to Distribution Plan for
Ivy Fund
                              Class B Shares filed with
Post-Effective












                              Amendment No. 76 to Registration
Statement
                              No. 2-17613 and incorporated by
reference
                              herein.

                         (g)  Supplement to Master Amended and
Restated
                              Distribution Plan for Ivy Fund
Class A Shares
                              filed with Post-Effective Amendment
No. 77 to
                              Registration Statement No. 2-17613
and
                              incorporated by reference herein.

                         (h)  Supplement to Distribution Plan for
Ivy Fund
                              Class B Shares filed with
Post-Effective
                              Amendment No. 77 to Registration
Statement
                              No. 2-17613 and incorporated by
reference
                              herein.

                    16.  Schedule of Computation of Standardized
                         Performance Quotations filed with
Post-Effective
                         Amendment No. 71 to Registration
Statement No. 2-
                         17613 and incorporated by reference
herein.

                    17.  Not applicable

                    18.  Plan adopted pursuant to Rule 18f-3
under the
                         Investment Company Act of 1940, filed
herewith.

          25.  Persons Controlled by or Under Common Control with
               Registrant

               -    Not applicable

          26.  Number of Holders of Securities

          Fund:               Date           Title of
Record
                                             Class
Holders

          Ivy Bond Fund       11/30/95       Class A        5,509

                                             Class B        183
                                             Class I        0

          Ivy Canada Fund     11/30/95       Class A        2,510
                                             Class B        98

          Ivy China Region    11/30/95       Class A        2,252
                                             Class B        1,133

          Ivy Emerging        11/30/95       Class A        3,706
          Growth Fund                        Class B        1,578


          Ivy Global Fund     11/30/95       Class A        1,480
                                             Class B        350

          Ivy Growth Fund     11/30/95       Class A
33,212












                                             Class B        201

          Ivy Growth with     11/30/95       Class A        6,311
          Income Fund                        Class B        771
                                             Class C        94

          Ivy International   11/30/95       Class A
15,341
          Fund                               Class B        5,797
                                             Class I        8

          Ivy International   11/30/95       Class A        0
          Bond Fund                          Class B        0

          Ivy Latin America   11/30/95       Class A        245
          Strategy Fund                      Class B        119

          Ivy New Century     11/30/95       Class A        314
          Fund                               Class B        106

          Ivy Money Market    11/30/95       Shares of      3,433
          Fund                               beneficial
                                             interest

          Ivy Short-Term      11/30/95       Class A        294
          Bond Fund                          Class B        6
                                             Class I        0

          27.  Indemnification

               The information required by this item is incorporated by
               reference to Item 27 of Part C of the Registrant's
Post-
               Effective Amendment No. 48 on Form N-1A under the
Securities
               Act of 1933 (File No. 2-17613).  Mackenzie
Investment
               Management Inc. ("Mackenzie") has agreed to indemnify
               certain disinterested Trustees of the Fund for legal fees
               and court costs, not exceeding $250,000 in the aggregate,
               except to the extent that indemnification is otherwise
               provided by the Fund or such fees or costs are covered by
               insurance. Mackenzie is not obligated to indemnify any such
               Trustee if he is finally adjudicated by the SEC or any court to have acted in bad faith or with gross negligence or
               willful misconduct with respect to any Board action in
               connection with Mackenzie's purchase of all of the outstanding capital stock of Ivy Management, Inc.
Mackenzie
               has also agreed to indemnify the selling shareholders,
               consisting of William M. Watson and a company controlled by
               Michael R. Peers (Trustees and Officers of Ivy
Fund),
               against a variety of matters with respect to the sale of
               such stock to Mackenzie.

          28.  Business and Other Connections of Investment
Adviser

               Information Regarding Adviser and Subadviser Under
Advisory
               Arrangements. Reference is made to the Form ADV of each of












               Ivy Management, Inc., the adviser to the Trust, Mackenzie
               Financial Corporation, the adviser to Ivy Canada
Fund, and
               Northern Cross Investments Limited (the successor to Boston
               Overseas Investors, Inc.), the subadviser to Ivy International Fund.

               The list required by this Item 28 of officers and directors of Ivy Management, Inc. and Northern Cross
Investments
               Limited, together with information as to any other business profession, vocation or employment of a
substantial nature
               engaged in by such officers and directors during the past
               two years, is incorporated by reference to Schedules A and D of each firm's respective Form ADV.

          29.  Principal Underwriters

               (a)  Mackenzie Ivy Funds Distribution, Inc.
("MIFDI"), Via
                    Mizner Financial Plaza, 700 South Federal
Highway,
                    Suite 300, Boca Raton, Florida 33432,
Registrant's
                    distributor, is a subsidiary of Mackenzie
Investment
                    Management Inc. ("MIMI"), Via Mizner
Financial Plaza,
                    700 South Federal Highway, Suite 300, Boca
Raton,
                    Florida 33432. MIFDI also serves as the distributor
                    for Mackenzie Series Trust and The Mackenzie
Funds Inc.
                    MIFDI is the successor to MIMI's distribution activities.

               (b) The information required by this Item 29 regarding each director, officer or partner of MIFDI is incorporated
                    by reference to Schedule A of Form BD filed by MIFDI
                    pursuant to the Securities Exchange Act of 1934.

               (c)  Not applicable

          30.  Location of Accounts and Records

               Ivy Management, Inc., Via Mizner Financial Plaza,
700 South
               Federal Highway, Suite 300, Boca Raton, Florida
33432;
               Mackenzie Ivy Investor Services Corporation; Via
Mizner
               Financial Plaza, 700 South Federal Highway, Suite
300, Boca
               Raton, Florida, 33432; Brown Brothers Harriman &
Co., 40
               Water Street, Boston, Massachusetts, 02109.

          31.  Not applicable

          32.  Undertakings

               (a)  Not applicable

               (b)  Not applicable

               (c) Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's
                    latest annual report to shareholders, upon request and












                    without charge.
































































                                      SIGNATURES

               Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 83 to its Registration
          Statement to be signed on its behalf by the undersigned,
          thereunto duly authorized, in the City of Boston, in the
          Commonwealth of Massachusetts, on the 18th day of December, 1995.

                                                  IVY FUND


                                                  By:  MICHAEL G.
LANDRY*
                                                       President
          *By: JOSEPH R. FLEMING
               Attorney-in-fact

               Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 83 to the
Registration
          Statement has been signed below by the following persons in the capacities and on the dates indicated.

          SIGNATURES                    TITLE
DATE

          MICHAEL G. LANDRY*            Trustee and
12/18/95
                                        President (Chief
                                        Executive Officer)

          JOHN S. ANDEREGG, JR.*        Trustee
12/18/95

          PAUL H. BROYHILL*             Trustee
12/18/95

          FRANK W. DEFRIECE, JR.*       Trustee
12/18/95

          MICHAEL R. PEERS*             Trustee and Chairman
12/18/95
                                        of the Board

          JOSEPH G. ROSENTHAL*          Trustee
12/18/95

          RICHARD N. SILVERMAN*         Trustee
12/18/95

          J. BRENDAN SWAN*              Trustee
12/18/95

          C. WILLIAM FERRIS*            Treasurer (Chief
12/18/95
                                        Financial Officer)


          *By: JOSEPH R. FLEMING
               Attorney-in-fact

          * Executed pursuant to powers of attorney filed with Post-
               Effective Amendments Nos. 69, 73 and 74 to
Registration
               Statement No. 2-17613.















                                    EXHIBIT INDEX


          11.  Opinion and Consent of Coopers & Lybrand L.L.P.

          18. Plan adopted pursuant to Rule 18f-3 under the Investment
               Company Act of 1940